UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2008

Date of reporting period:         November 30, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
Inflation-Protected Bond Portfolio ........................................  109
Managed Fixed Income Portfolio ............................................  112
Stable Income Portfolio ...................................................  124
Total Return Bond Portfolio ...............................................  132

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................  146
Statements of Operations ..................................................  147
Statements of Changes in Net Assets .......................................  148
Financial Highlights ......................................................  150

NOTES TO FINANCIAL STATEMENTS .............................................  151

OTHER INFORMATION .........................................................  156

LIST OF ABBREVIATIONS .....................................................  158

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 109


INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES: 98.74%

US TREASURY BONDS: 48.30%
$ 7,144,547  US TREASURY BOND - INFLATION PROTECTED&<<                                  1.88%       07/15/2015    $    7,320,931
  8,843,589  US TREASURY BOND - INFLATION PROTECTED&                                    2.00        07/15/2014         9,160,712
  7,511,218  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.00        01/15/2016         7,745,944
  7,526,976  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.00        01/15/2026         7,598,715
  6,296,573  US TREASURY BOND - INFLATION PROTECTED&                                    2.38        01/15/2017         6,693,062
 10,995,032  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.38        01/15/2025        11,694,250
  6,529,205  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.38        01/15/2027         6,999,001
  6,539,130  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.63        07/15/2017         7,118,968
  2,202,506  US TREASURY BOND - INFLATION PROTECTED&<<                                  3.38        04/15/2032         2,868,764
  7,431,834  US TREASURY BOND - INFLATION PROTECTED&<<                                  3.63        04/15/2028         9,561,516
  8,586,594  US TREASURY BOND - INFLATION PROTECTED&                                    3.88        04/15/2029        11,536,227

                                                                                                                      88,298,090
                                                                                                                  --------------

US TREASURY NOTES: 50.44%
 11,314,271  US TREASURY NOTE - INFLATION PROTECTED&<<                                  0.88        04/15/2010        11,279,796
  8,637,404  US TREASURY NOTE - INFLATION PROTECTED&<<                                  1.63        01/15/2015         8,697,459
  9,240,935  US TREASURY NOTE - INFLATION PROTECTED&                                    1.88        07/15/2013         9,546,320
  6,041,759  US TREASURY NOTE - INFLATION PROTECTED&                                    2.00        04/15/2012         6,257,468
  9,569,086  US TREASURY NOTE - INFLATION PROTECTED&<<                                  2.00        01/15/2014         9,902,512
  7,043,401  US TREASURY NOTE - INFLATION PROTECTED&<<                                  2.38        04/15/2011         7,344,394
  7,237,475  US TREASURY NOTE - INFLATION PROTECTED&<<                                  2.50        07/15/2016         7,771,238
  8,923,507  US TREASURY NOTE - INFLATION PROTECTED&<<                                  3.00        07/15/2012         9,667,361
  2,841,685  US TREASURY NOTE - INFLATION PROTECTED&<<                                  3.38        01/15/2012         3,101,210
  5,361,005  US TREASURY NOTE - INFLATION PROTECTED&<<                                  3.50        01/15/2011         5,773,551
  6,744,618  US TREASURY NOTE - INFLATION PROTECTED&<<                                  3.88        01/15/2009         6,971,194
  5,521,037  US TREASURY NOTE - INFLATION PROTECTED&                                    4.25        01/15/2010         5,910,530

                                                                                                                      92,223,033
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $173,801,678)                                                                     180,521,123
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 47.83%

COLLATERAL INVESTED IN OTHER ASSETS: 47.83%
  1,206,443  ALPINE SECURITIZATION CORPORATION++                                        4.70        12/04/2007         1,206,286
      3,403  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.33        01/18/2008             3,403
    278,410  AMSTEL FUNDING CORPORATION                                                 5.20        12/04/2007           278,374
    185,607  ASPEN FUNDING CORPORATION                                                  4.99        12/27/2007           185,011
  1,237,377  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     4.78        04/25/2008         1,237,117
  1,237,377  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007         1,237,216
  2,784,099  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,785,222)                                                4.84        12/03/2007         2,784,099
    309,344  BARTON CAPITAL CORPORATION++                                               4.75        12/07/2007           309,183
  1,546,721  BASF FINANCE EUROPE NV+/-++                                                5.17        10/17/2008         1,544,510
  1,546,721  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,547,332)                4.74        12/03/2007         1,546,721
  4,640,164  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,642,016)                4.79        12/03/2007         4,640,164
    928,033  BNP PARIBAS+/-                                                             4.85        11/07/2008           928,033
  6,186,886  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $6,189,345)                                                4.77        12/03/2007         6,186,886
  2,165,410  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007         2,164,847
    649,623  CHARIOT FUNDING LLC                                                        5.02        12/28/2007           647,447
    881,631  CHEYNE FINANCE LLC+/-++^^                                                  4.61        02/25/2008           793,468
    309,344  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           308,794
  6,186,886  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $6,189,345)                                                4.77        12/03/2007         6,186,886
  1,763,262  CLIPPER RECEIVABLES CORPORATION EPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $6,189,345)                                 4.75        12/03/2007         1,763,262

110 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,113,639  CLIPPER RECEIVABLES CORPORATION++                                          5.13%       12/14/2007    $    1,112,025
  1,546,721  CRC FUNDING LLC++                                                          4.90        12/05/2007         1,546,319
    696,025  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008           695,998
  7,733,607  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $7,736,694)                                 4.79        12/03/2007         7,733,607
    773,361  CULLINAN FINANCE CORPORATION+/-++                                          4.76        08/04/2008           768,264
    618,689  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007           618,447
  1,051,771  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007         1,050,813
    804,295  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007           802,059
  1,082,705  GALLEON CAPITAL LLC                                                        4.82        12/07/2007         1,082,142
  1,237,377  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007         1,237,216
    494,951  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008           494,951
  1,082,705  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008         1,082,705
  1,113,639  KESTREL FUNDING US LLC+/-++                                                4.76        02/25/2008         1,112,815
  2,320,082  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007         2,319,177
  2,320,082  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008         2,320,384
     30,934  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008            30,902
  6,186,886  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $6,189,335)                                 4.75        12/03/2007         6,186,886
     23,201  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008            23,193
    773,361  METLIFE GLOBAL FUNDING I+/-++                                              4.71        10/21/2008           771,713
    464,016  MORGAN STANLEY+/-                                                          4.76        04/07/2008           464,016
  2,316,482  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,317,403)                                                4.77        12/03/2007         2,316,482
  2,474,754  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,475,738)                                                4.77        12/03/2007         2,474,754
    475,617  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008           475,617
    773,361  NATEXIS BANQUES POPULAIRES+/-++                                            4.90        09/08/2008           773,361
    216,541  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007           216,143
    550,633  PREMIUM ASSET TRUST+/-++                                                   5.29        07/15/2008           550,523
  1,452,526  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008         1,452,526
  1,206,443  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007         1,204,223
    216,541  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007           216,227
    618,689  SLM CORPORATION+/-++                                                       4.66        05/12/2008           614,036
    928,033  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007           925,175
  1,361,115  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007         1,356,011
  1,237,377  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008         1,222,615
    722,597  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007           722,222
    594,529  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008           594,517
  3,093,443  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008         3,093,443
    773,361  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.69        10/08/2008           772,456
    167,046  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007           167,107
     52,589  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007            52,589
    835,230  VERSAILLES CDS LLC                                                         4.97        12/05/2007           835,014
    464,016  VERSAILLES CDS LLC                                                         5.11        12/11/2007           463,529
    773,361  VICTORIA FINANCE LLC+/-++^^                                                4.69        05/02/2008           773,361
    773,361  VICTORIA FINANCE LLC+/-++^^                                                4.78        08/07/2008           773,361
                                                                                                                      87,450,631
                                                                                                                      ----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $87,538,792)                                                            87,450,631
                                                                                                                      ----------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 111


INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.66%
  1,198,668  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $    1,198,668
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,198,668)                                                                         1,198,668
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $262,539,138)*                        147.23%                                                               $  269,170,422
OTHER ASSETS AND LIABILITIES, NET           (47.23)                                                                  (86,347,022)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  182,823,400
                                            ------                                                                --------------

----------
& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

+++   Security of an affiliate of the Fund with a cost of $1,198,668.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

112 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
AGENCY SECURITIES: 13.92%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.16%
$ 5,248,132  FHLMC #1G0157<<+/-                           `                            4.82%        03/01/2035    $    5,227,350
     10,890  FHLMC #410425+/-                                                          7.13         09/01/2026            11,044
      5,770  FHLMC #410464+/-                                                          7.13         11/01/2026             5,846
    113,260  FHLMC #606279+/-                                                          6.43         02/01/2015           116,156
     40,994  FHLMC #846367+/-                                                          7.27         04/01/2029            41,632
  1,127,968  FHLMC #A15838<<                                                           5.50         12/01/2033         1,130,938
  2,222,016  FHLMC #A16678<<                                                           5.50         12/01/2033         2,227,867
  9,918,248  FHLMC #E01653<<                                                           4.50         06/01/2019         9,770,303
    964,733  FHLMC #E90248                                                             6.00         06/01/2017           985,286
    879,187  FHLMC #E90573                                                             6.00         07/01/2017           897,918

                                                                                                                      20,414,340
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 11.54%
     13,390  FNMA #342042+/-                                                           6.99         06/01/2025            13,536
      8,591  FNMA #344689+/-                                                           7.15         11/01/2025             8,661
     34,559  FNMA #344692+/-                                                           6.82         10/01/2025            34,642
     39,903  FNMA #347712+/-                                                           7.13         06/01/2026            40,700
  4,560,039  FNMA #386890                                                              3.99         04/01/2011         4,523,351
  5,578,240  FNMA #555326<<                                                            5.50         04/01/2033         5,587,556
    310,995  FNMA #557072+/-                                                           6.38         06/01/2040           311,946
    944,384  FNMA #656566                                                              5.50         04/01/2018           955,461
  2,764,095  FNMA #678939<<                                                            5.50         02/01/2018         2,796,517
    377,330  FNMA #701350<<                                                            5.50         04/01/2018           381,756
  6,911,255  FNMA #725423                                                              5.50         05/01/2034         6,940,288
  2,755,080  FNMA #725772<<                                                            5.00         09/01/2034         2,700,276
  2,508,888  FNMA #731996+/-                                                           4.02         09/01/2033         2,519,337
  2,338,218  FNMA #739757<<+/-                                                         3.99         08/01/2033         2,327,293
  5,913,874  FNMA #741305<<                                                            5.00         09/01/2018         5,909,320
  1,651,541  FNMA #741458+/-                                                           4.33         10/01/2033         1,675,554
 11,795,700  FNMA #760762<<                                                            4.89         04/01/2012        11,923,319
  3,968,667  FNMA #763644<<                                                            5.50         01/01/2034         3,975,294
  6,312,058  FNMA #765178<<                                                            5.00         01/01/2019         6,307,198
  1,278,806  FNMA #765769<<                                                            5.00         02/01/2019         1,277,821
    611,034  FNMA #783245<<+/-                                                         6.18         04/01/2034           615,647
  1,968,480  FNMA #783251<<+/-                                                         6.18         04/01/2044         1,986,949
  6,331,334  FNMA #789463<<+/-                                                         4.37         06/01/2034         6,300,078
    400,406  FNMA #795922                                                              5.00         01/01/2020           401,088
    804,140  FNMA #797166                                                              5.00         01/01/2020           804,103
    819,591  FNMA #797743                                                              5.00         02/01/2020           819,553
    905,609  FNMA #797769                                                              5.00         03/01/2020           905,566
  5,796,713  FNMA #801908                                                              5.00         11/01/2019         5,792,250
  1,603,791  FNMA #805346                                                              5.00         01/01/2020         1,603,716
    672,267  FNMA #806249                                                              5.00         01/01/2020           672,236
    430,518  FNMA #806250                                                              5.00         01/01/2020           431,251
  1,855,065  FNMA #809071                                                              5.00         04/01/2020         1,854,978
    608,010  FNMA #809561                                                              5.00         02/01/2020           607,981
  3,532,083  FNMA #834933<<+/-                                                         5.04         07/01/2035         3,543,545
  5,000,000  FNMA #874331                                                              5.43         02/01/2037         5,134,358
  1,000,000  FNMA #874479<<                                                            5.59         04/01/2017         1,022,825
  5,702,700  FNMA #874542                                                              5.60         06/01/2017         5,835,342
  6,547,422  FNMA #880156                                                              5.50         02/01/2036         6,492,884
  3,812,738  FNMA #901922<<+/-                                                         5.79         10/01/2036         3,872,540

                                                                                                                     108,906,716
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 113


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.22%
$   156,687  GNMA #345066                                                              6.50%        10/15/2023    $      163,026
    108,029  GNMA #346960                                                              6.50         12/15/2023           112,400
     94,991  GNMA #354692                                                              6.50         11/15/2023            98,835
    172,110  GNMA #361398                                                              6.50         01/15/2024           179,090
    158,862  GNMA #366641                                                              6.50         11/15/2023           165,290
     76,889  GNMA #473918                                                              7.00         04/15/2028            81,561
    416,120  GNMA #531436                                                              7.00         06/15/2042           436,147
      8,794  GNMA #531965                                                              7.72         12/15/2041             9,407
    293,986  GNMA #533858                                                              7.35         06/15/2042           307,352
    456,415  GNMA #780626                                                              7.00         08/15/2027           477,062

                                                                                                                       2,030,170
                                                                                                                  --------------
TOTAL AGENCY SECURITIES (COST $130,592,960)                                                                          131,351,226
                                                                                                                  --------------
ASSET BACKED SECURITIES: 8.05%
    590,800  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2            4.99         12/01/2021           591,320
  4,060,238  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                       6.60         02/25/2032         4,051,935
  3,500,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2 CLASS A6           6.27         06/25/2037         2,568,006
  5,000,000  COLLEGE LOAN CORPORATE TRUST SERIES 2006-A CLASS A3+/-                    5.17         10/25/2025         4,899,791
  7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(c)                10.00         07/25/2008           505,905
      6,388  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7               6.63         09/15/2016             6,374
  4,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6+/-          5.83         07/25/2034         3,702,036
  2,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2 CLASS A6+/-          5.78         05/25/2037         1,876,019
  1,577,515  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-               4.88         12/15/2035         1,527,080
  4,999,999  CPS AUTO TRUST SERIES 2006-D CLASS A4++                                   5.12         08/15/2013         4,867,189
  2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                        4.64         06/15/2035         2,283,389
  1,448,776  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS A1VN+/-        5.01         08/25/2035         1,449,688
  1,547,154  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8+/-                6.86         07/15/2029         1,604,226
    460,252  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                 5.13         04/25/2035           450,375
  2,957,803  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS
             A1+/-                                                                     5.27         01/20/2035         2,865,945
  1,325,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-                5.30         07/20/2036         1,142,685
  2,000,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-                6.24         11/20/2036         1,919,663
  7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                     5.75         11/25/2036         3,814,706
  3,270,000  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                     5.28         06/27/2025         3,214,287
  5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(c)         6.00         08/25/2011         1,021,155
  4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                      4.34         05/15/2012         3,979,001
  3,315,853  RAAC SERIES 2007-RP4 CLASS A+/-++                                         5.14         06/25/2037         3,276,826
  3,000,000  SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+/-++                       5.07         12/15/2032         2,916,564
  4,000,000  SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                          5.74         09/15/2020         3,927,000
  2,014,760  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                      4.50         02/28/2036         1,992,534
  6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                 4.88         04/12/2013         5,988,891
  1,981,352  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A CLASS
             A+/-++                                                                    5.00         07/25/2037         1,892,607

TOTAL ASSET BACKED SECURITIES (COST $77,913,459)                                                                      75,937,538
                                                                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 38.69%
  5,580,710  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-                 5.00         06/25/2037         5,310,397
  4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6
             CLASS ASB+/-                                                              5.35         09/10/2047         4,259,516
  4,000,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6
             CLASS A4+/-                                                               5.35         09/10/2047         3,970,870
  6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
             2005-PW10 CLASS AAB                                                       5.38         12/11/2040         6,059,058
  5,120,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
             2006-PW11 CLASS AAB+/-                                                    5.62         03/11/2039         5,215,100
  3,995,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB              4.76         05/15/2043         3,941,387
  3,400,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-CD
             CLASS A4+/-                                                              15.40         07/15/2044         3,384,946
  3,000,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2007-CD
             CLASS ASB                                                                45.28         12/11/2049         2,995,634
  2,051,427  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-            6.22         08/25/2035         2,050,320

114 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   1,901,076   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                           6.50%       11/25/2034   $     1,993,991
    4,446,181   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                      5.23        03/25/2035         4,402,489
    3,633,144   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                        5.27        09/25/2035         3,522,674
    2,519,912   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                        4.99        04/25/2036         2,459,259
    2,092,754   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2004-AR5 CLASS 10A1+/-                                              5.00        05/01/2034         2,091,365
    5,000,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2005-C1 CLASS AAB                                                   4.82        02/15/2038         4,969,126
    4,500,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
                CLASS AAB                                                                  5.34        02/15/2040         4,508,173
    3,225,000   FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                                5.26        05/25/2020         3,200,236
    9,732,541   FHLMC SERIES 1675 CLASS KZ                                                 6.50        02/15/2024        10,150,796
    6,215,777   FHLMC SERIES 2358 CLASS PD<<                                               6.00        09/15/2016         6,395,668
   10,984,355   FHLMC SERIES 2363 CLASS PF<<                                               6.00        09/15/2016        11,281,652
    4,834,504   FHLMC SERIES 2416 CLASS PE<<                                               6.00        10/15/2021         4,927,635
    1,148,551   FHLMC SERIES 2439 CLASS LG                                                 6.00        09/15/2030         1,158,369
    1,304,502   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6              7.99        09/25/2029         1,300,424
   28,413,531   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z             6.50        02/25/2042        29,212,661
    2,771,105   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A              7.50        09/25/2043         2,898,404
      596,411   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                 7.00        12/25/2041           626,051
    2,867,581   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                                6.00        11/25/2034         3,008,697
    3,706,604   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                 6.00        02/25/2044         3,826,382
       12,400   FNMA SERIES 1988-5 CLASS Z                                                 9.20        03/25/2018            13,008
      218,586   FNMA SERIES 1998-M6 CLASS A2                                               6.32        08/15/2008           218,760
    6,566,621   FNMA SERIES 2002-6 CLASS PD<<                                              6.00        02/25/2017         6,764,811
    3,864,721   FNMA SERIES 2002-9 CLASS PC<<                                              6.00        03/25/2017         3,983,922
    1,307,259   FNMA SERIES 2002-90 CLASS A2                                               6.50        11/25/2042         1,359,819
    3,050,501   FNMA SERIES 2003-86 CLASS PT<<                                             4.50        09/25/2018         3,011,386
   14,302,795   FNMA SERIES 2003-92 CLASS HP<<                                             4.50        09/25/2018        14,104,001
    5,594,166   FNMA SERIES 2003-97 CLASS CA<<                                             5.00        10/25/2018         5,575,510
      973,901   FNMA SERIES 2003-W4 CLASS 3A                                               7.00        10/25/2042         1,026,798
      602,774   FNMA SERIES 2004-W1 CLASS 2A2                                              7.00        12/25/2033           635,180
   18,965,828   FNMA SERIES 2005-29 CLASS WQ<<                                             5.50        04/25/2035        19,082,396
    5,770,260   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                    6.25        05/25/2042         5,978,360
    3,397,803   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                  7.00        05/25/2044         3,599,163
    1,773,935   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                    7.50        06/25/2044         1,904,723
    4,930,755   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2         4.71        05/10/2043         4,914,845
    4,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS AAB        4.87        05/10/2043         3,981,650
    3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS AAB        4.94        07/10/2045         2,976,647
   18,409,309   GNMA SERIES 2003-38 CLASS JC<<+/-                                          7.06        08/16/2042        19,777,139
    5,520,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2003-C1
                CLASS A4                                                                   4.11        07/05/2035         5,238,580
       79,282   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                5.36        01/19/2035            77,420
    5,965,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2003-ML1A CLASS A2                                                         4.77        03/12/2039         5,825,509
    5,550,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP5 CLASS ASB+/-                                                     5.33        12/15/2044         5,584,029
    5,385,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2006-LDP6 CLASS ASB+/-                                                     5.49        04/15/2043         5,463,272
    2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2006-LDP7 CLASS ASB+/-                                                     6.07        04/15/2045         2,811,328
    1,260,092   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS
                3A1+/-++                                                                   5.68        04/25/2031         1,292,495
    5,500,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C1
                CLASS A4                                                                   4.39        03/15/2032         5,283,845
    4,193,393   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                  6.45        05/25/2037         4,007,083
    3,759,012   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                                 5.11        05/25/2037         3,686,764
       78,739   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                              9.95        08/01/2017            87,216
    6,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-                 5.42        11/12/2037         6,053,059
    4,550,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-                 4.67        06/12/2043         4,477,364
      172,703   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                5.47        11/10/2030           172,353

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 115


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     861,137   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-                  7.56%      11/10/2030    $       866,647
    2,878,277   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++           6.50       10/25/2034          2,891,409
    4,000,000   REVERSE MORTGAGE TRUST SERIES 2007-1 CLASS A+/-++                          5.31       07/12/2042          4,022,480
    1,152,076   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                               5.14       10/20/2027          1,149,542
      768,740   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2003-P10A CLASS 1                                                          4.52       02/10/2013            769,950
   10,531,263   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2005-P10B CLASS 1                                                          4.94       08/10/2015         10,549,593
    1,336,418   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-20H CLASS 1                                                           5.70       08/01/2026          1,398,997
    5,064,859   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-20I CLASS 1                                                           5.54       09/01/2026          5,265,487
    3,652,696   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-20J CLASS 1                                                           5.37       10/01/2026          3,768,329
   10,142,458   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-P10A CLASS 1                                                          5.41       02/10/2016         10,237,518
    7,403,056   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-P10B CLASS 1                                                          5.68       08/01/2016          7,496,538
    3,341,297   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
                CLASS A1+/-++                                                              5.15       05/25/2047          3,185,720
    4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS A4+/-        4.85       10/15/2041          3,867,609
    3,855,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-        5.24       07/15/2042          3,887,096
    3,480,686   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST SERIES
                2007-SL3 CLASS A1+/-++                                                     5.94       03/23/2045          3,499,858
    3,105,042   WASHINGTON MUTUAL MORTGAGE PASS THROUGH CERTIFICATES SERIES
                2006-AR13 CLASS 1A+/-                                                      5.81       10/25/2046          3,051,458
    1,481,817   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2005-AR6 CLASS 2A1A+/-                                                     5.02       04/25/2045          1,427,758
    4,679,004   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2005-C3 CLASS A4+/-                                                        5.61       07/25/2047          4,574,574
    2,970,590   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2006-AR3 CLASS A1A+/-                                                      5.93       02/25/2046          2,933,149
    2,127,348   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2006-AR4 CLASS DA+/-                                                       5.90       06/25/2046          2,091,389

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $366,064,937)                                                           365,024,816
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 25.05%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.07%
      675,000   PHILLIPS-VAN HEUSEN                                                        7.75       11/15/2023            684,723
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.27%
    2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                                       5.85       03/01/2014          2,533,575
                                                                                                                    ---------------
BUSINESS SERVICES: 0.88%
    2,150,000   FISERV INCORPORATED                                                        4.00       04/15/2008          2,140,712
    1,000,000   FISERV INCORPORATED                                                        6.13       11/20/2012          1,015,517
      375,000   IRON MOUNTAIN INCORPORATED                                                 8.63       04/01/2013            378,281
    2,350,000   NCR CORPORATION                                                            7.13       06/15/2009          2,435,918
      150,000   SUNGARD DATA SYSTEMS INCORPORATED                                          4.88       01/15/2014            129,750
    2,120,000   THOMPSON CORPORATION                                                       6.20       01/05/2012          2,223,566

                                                                                                                          8,323,744
                                                                                                                    ---------------
CASINO & GAMING: 0.29%
    2,750,000   MGM MIRAGE INCORPORATED<<                                                  7.63       01/15/2017          2,736,250
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 0.68%
      635,000   AIRGAS INCORPORATED                                                        6.25       07/15/2014            612,775
      415,000   CHURCH & DWIGHT COMPANIES INCORPORATED                                     6.00       12/15/2012            404,625
    1,400,000   HOSPIRA INCORPORATED                                                       4.95       06/15/2009          1,406,360
      745,000   MOSAIC COMPANY++                                                           7.38       12/01/2014            785,975
      507,000   OLIN CORPORATION                                                           9.13       12/15/2011            562,647
      794,000   OLIN CORPORATION                                                           6.75       06/15/2016            808,479
      400,000   SENSIENT TECHNOLOGIES                                                      6.50       04/01/2009            406,836
    1,500,000   VALSPAR CORPORATION                                                        5.10       08/01/2015          1,468,256

                                                                                                                          6,455,953
                                                                                                                    ---------------

116 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS: 0.46%
$ 1,900,000  COX COMMUNICATIONS INCORPORATED                                            7.88%       08/15/2009    $    1,994,818
  1,000,000  COX COMMUNICATIONS INCORPORATED                                            4.63        01/15/2010           996,976
    500,000  L3 COMMUNICATIONS CORPORATION                                              7.63        06/15/2012           513,125
    375,000  PANAMSAT CORPORATION                                                       6.38        01/15/2008           373,594
    450,000  QWEST CORPORATION                                                          7.88        09/01/2011           464,625
                                                                                                                       4,343,138
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 7.37%
  4,400,000  ASSOCIATED BANCORP                                                         6.75        08/15/2011         4,804,580
  2,100,000  BAC CAPITAL TRUST XIV+/-                                                   5.63        12/31/2049         1,893,171
  6,839,000  BANK OF AMERICA CAPITAL III+/-                                             5.81        01/15/2027         6,292,270
  2,000,000  BB&T CAPITAL TRUST IV+/-                                                   6.82        06/12/2049         1,794,252
  2,000,000  BNP PARIBAS CAPITAL TRUST+/-++                                             9.00        12/30/2049         2,227,322
  2,000,000  CHASE CAPITAL VI+/-                                                        5.54        08/01/2028         1,803,044
  1,860,000  CHEVY CHASE BANK FSB                                                       6.88        12/01/2013         1,785,600
  1,685,000  CITIGROUP INCORPORATED                                                     6.13        11/21/2017         1,733,948
  4,000,000  CITY NATIONAL BANK                                                         6.75        09/01/2011         4,257,360
  2,778,000  COLONIAL BANK NA MONTGOMERY AL                                             6.38        12/01/2015         2,744,664
  1,700,000  COMPASS BANK                                                               6.40        10/01/2017         1,740,329
    750,000  CORESTATES CAPITAL TRUST II+/-++                                           5.89        01/15/2027           681,235
  2,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                               5.63        12/31/2049         2,001,294
    500,000  FIRST CITIZENS BANCORP++                                                   6.80        04/01/2015           495,000
  3,250,000  FIRSTAR BANK NA                                                            7.13        12/01/2009         3,423,137
  4,500,000  HSBC CAPITAL FUNDING LP+/-++                                               4.61        12/29/2049         4,135,757
  1,000,000  JPMORGAN CHASE CAPITAL XVIII<<                                             6.95        08/17/2036           923,502
  2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                  6.21        04/01/2027         2,797,842
    450,000  NTC CAPITAL TRUST SERIES A+/-                                              5.76        01/15/2027           418,599
  2,500,000  PNC FUNDING CORPORATION                                                    7.50        11/01/2009         2,638,333
  3,775,000  RABOBANK CAPITAL FUNDING II+/-++                                           5.26        12/29/2049         3,622,260
  2,350,000  RBS CAPITAL TRUST<<+/-                                                     5.51        09/29/2049         2,130,893
  2,875,000  TCF NATIONAL BANK+/-                                                       5.00        06/15/2014         2,887,319
  1,000,000  TCF NATIONAL BANK                                                          5.50        02/01/2016         1,023,129
  4,000,000  UBS PREFERRED FUNDING TRUST V SERIES 1+/-                                  6.24        05/15/2049         3,744,564
  1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                                   6.38        08/01/2011         1,514,503
  1,250,000  USB CAPITAL IX+/-                                                          6.19        03/29/2049         1,205,188
  2,750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                     7.80        08/18/2010         2,970,963
  1,900,000  WACHOVIA CAPITAL TRUST I+/-                                                5.80        08/29/2049         1,827,838
                                                                                                                      69,517,896
                                                                                                                  --------------
EDUCATIONAL SERVICES: 0.88%
  2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                      7.25        11/02/2049         3,010,259
  5,000,000  STANFORD UNIVERSITY SERIES MTNA                                            6.16        04/30/2011         5,334,055
                                                                                                                       8,344,314
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.24%
  2,600,000  DUKE ENERGY FIELD SERVICES LLC                                             7.88        08/16/2010         2,798,783
  3,000,000  GREAT RIVER ENERGY++                                                       5.83        07/01/2017         3,105,360
    630,000  MASSEY ENERGY COMPANY                                                      6.63        11/15/2010           612,675
  1,875,000  NEVADA POWER COMPANY SERIES O                                              6.50        05/15/2018         1,944,242
  3,000,000  PEOPLES ENERGY CORPORATION                                                 6.90        01/15/2011         3,196,359
                                                                                                                      11,657,419
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 117


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.92%
$ 2,500,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                        6.40%       12/15/2011    $    2,648,625
    350,000  FLEXTRONICS INTERNATIONAL                                                  6.25        11/15/2014           332,938
  2,500,000  METTLER TOLEDO INTERNATIONAL INCORPORATED                                  4.85        11/15/2010         2,561,458
    275,000  MOOG INCORPORATED                                                          6.25        01/15/2015           266,750
  1,670,909  TENASKA ALABAMA II PARTNERS LP++                                           7.00        06/30/2021         1,721,093
  1,150,000  THOMAS & BETTS CORPORATION SERIES MTN                                      6.63        05/07/2008         1,154,222

                                                                                                                       8,685,086
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.09%
    860,000  US ONCOLOGY INCORPORATED                                                   9.00        08/15/2012           847,100
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.06%
    525,000  VALMONT INDUSTRIES INCORPORATED                                            6.88        05/01/2014           522,375
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.01%
  1,000,000  CADBURY SCHWEPPES US FINANCE LLC++                                         3.88        10/01/2008           991,738
  1,764,000  CONAGRA FOODS INCORPORATED                                                 7.88        09/15/2010         1,922,788
    600,000  CONSTELLATION BRANDS INCORPORATED++                                        7.25        05/15/2017           558,000
    375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                                 8.00        02/15/2008           375,938
    650,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                                   6.00        04/15/2017           678,798
    745,000  COTT BEVERAGES USA INCORPORATED                                            8.00        12/15/2011           681,675
  2,500,000  KELLOGG COMPANY                                                            6.60        04/01/2011         2,660,353
  1,600,000  KRAFT FOODS INCORPORATED                                                   6.25        06/01/2012         1,669,078

                                                                                                                       9,538,368
                                                                                                                  --------------
FURNITURE & FIXTURES: 0.16%
  1,450,000  STEELCASE INCORPORATED                                                     6.50        08/15/2011         1,521,031
                                                                                                                  --------------
HEALTH SERVICES: 0.72%
  3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                                  7.50        05/01/2031         4,711,157
  2,000,000  SCHERING-PLOUGH CORPORATION                                                6.00        09/15/2017         2,064,270

                                                                                                                       6,775,427
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.79%
    400,000  LIBERTY PROPERTY LP                                                        6.63        10/01/2017           405,262
  3,008,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-                                   5.59        12/28/2020         3,001,503
  2,250,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                    7.25        07/15/2010         2,413,910
    250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                                 6.30        02/15/2011           261,072
  1,275,000  REALTY INCOME CORPORATION                                                  6.75        08/15/2019         1,321,879

                                                                                                                       7,403,626
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.51%
  1,100,000  ACTUANT CORPORATION<<++                                                    6.88        06/15/2017         1,072,500
    500,000  AMERICAN STANDARD INCORPORATED                                             8.25        06/01/2009           527,152
  1,425,000  BLACK & DECKER                                                             5.75        11/15/2016         1,452,874
    575,000  BRIGGS & STRATTON CORPORATION                                              8.88        03/15/2011           610,219
    625,000  SCIENTIFIC GAMES CORPORATION                                               6.25        12/15/2012           596,875
    625,000  UNISYS CORPORATION                                                         6.88        03/15/2010           593,750

                                                                                                                       4,853,370
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.69%
  1,520,000  AEGON NV                                                                   4.75        06/01/2013         1,513,052
  2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                        6.50        06/14/2011         2,151,536
  2,670,000  NLV FINANCIAL CORPORATION++                                                7.50        08/15/2033         2,859,738

                                                                                                                       6,524,326
                                                                                                                  --------------

118 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
INSURANCE CARRIERS: 2.71%
$ 2,675,000  BLUE CROSS & Blue Shield of Florida++                                      8.25%       11/15/2011    $    3,061,489
  3,200,000  JOHN HANCOCK GLOBAL FUNDING II++                                           7.90        07/02/2010         3,498,694
    750,000  LINCOLN NATIONAL CORPORATION                                               6.20        12/15/2011           792,959
  1,700,000  METLIFE GLOBAL FUNDING++                                                   5.13        11/09/2011         1,744,994
  4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                         8.25        09/15/2025         5,530,193
  2,730,000  MONUMENTAL GLOBAL FUNDING II++                                             4.63        03/15/2010         2,762,105
  2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                             5.38        09/15/2013         2,994,497
  2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                          6.25        02/15/2012         2,295,135
  1,385,000  SAFECO CORPORATION                                                         4.88        02/01/2010         1,415,431
  1,415,000  WR BERKLEY CORPORATION                                                     5.13        09/30/2010         1,458,487

                                                                                                                      25,553,984
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS:  0.06%
    589,000  BIO-RAD LABORATORIES INCORPORATED                                          6.13        12/15/2014           568,385
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.40%
  3,300,000  GENERAL ELECTRIC COMPANY                                                   5.00        02/01/2013         3,343,916
    360,000  HONEYWELL INTERNATIONAL INCORPORATED                                       6.13        11/01/2011           381,796

                                                                                                                       3,725,712
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 0.12%
    600,000  AMERIGAS PARTNERS LP                                                       7.25        05/20/2015           582,000
    545,000  LAMAR MEDIA CORPORATION                                                    6.63        08/15/2015           517,750

                                                                                                                       1,099,750
                                                                                                                  --------------
MOTION PICTURES: 0.44%
  3,000,000  TIME WARNER INCORPORATED                                                   6.75        04/15/2011         3,130,659
    985,000  VIACOM INCORPORATED                                                        7.70        07/30/2010         1,050,187
                                                                                                                       4,180,846
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.29%
  2,750,000  FORD MOTOR CREDIT COMPANY                                                  7.38        10/28/2009         2,603,697
    200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                   7.56        12/01/2014           164,005

                                                                                                                       2,767,702
                                                                                                                  --------------
OIL & GAS EXTRACTION: 0.41%
  1,350,000  CHESAPEAKE ENERGY CORPORATION                                              7.50        06/15/2014         1,380,375
    150,000  CHESAPEAKE ENERGY CORPORATION                                              6.38        06/15/2015           144,000
    400,000  MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                               6.88        11/01/2014           377,000
    700,000  PARKER DRILLING COMPANY                                                    9.63        10/01/2013           745,500
    250,000  POGO PRODUCING COMPANY                                                     6.63        03/15/2015           252,500
    545,000  PRIDE INTERNATIONAL INCORPORATED                                           7.38        07/15/2014           558,625
    440,000  RANGE RESOURCES CORPORATION                                                7.38        07/15/2013           445,500

                                                                                                                       3,903,500
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.07%
    680,000  ROCK-TENN COMPANY                                                          8.20        08/15/2011           688,500
                                                                                                                  --------------
PERSONAL SERVICES: 0.04%
    400,000  SERVICES CORPORATE INTERNATIONAL                                           7.38        10/01/2014           396,000
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.15%
  1,210,000  FRONTIER OIL CORPORATION                                                   6.63        10/01/2011         1,200,925
    225,000  TESORO CORPORATION                                                         6.63        11/01/2015           222,750

                                                                                                                       1,423,675
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                    Wells Fargo Advantage Master Poortfolios 119


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES: 0.07%
$   275,000  CENTURY ALUMINUM COMPANY                                                   7.50%       08/15/2014    $      269,844
    100,000  INTERNATIONAL STEEL GROUP                                                  6.50        04/15/2014           104,821
    295,000  STEEL DYNAMICS++                                                           7.38        11/01/2012           292,788

                                                                                                                         667,453
                                                                                                                  --------------
REAL ESTATE: 0.39%
  1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                      5.08        08/01/2013         1,361,237
    500,000  REALTY INCOME CORPORATION                                                  5.50        11/15/2015           491,064
    500,000  ROUSE COMPANY                                                              5.38        11/26/2013           436,122
  1,250,000  SHURGARD STORAGE CENTERS                                                   7.75        02/22/2011         1,365,218

                                                                                                                       3,653,641
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.59%
  2,500,000  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                  3.88        01/30/2009         2,475,018
    800,000  HOST MARRIOTT LP                                                           7.13        11/01/2013           802,000
    800,000  PROLOGIS TRUST                                                             5.25        11/15/2010           799,577
  1,500,000  SIMON PROPERTY GROUP LP                                                    5.75        05/01/2012         1,534,397

                                                                                                                       5,610,992
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.43%
  2,750,000  CHARLES SCHWAB CORPORATION                                                 6.38        09/01/2017         2,840,291
  1,500,000  GOLDMAN SACHS CAPITAL II+/-                                                5.79        12/29/2049         1,339,982
  2,500,000  GOLDMAN SACHS GROUP INCORPORATED<<                                         6.88        01/15/2011         2,655,448
    500,000  MERRILL LYNCH & Company                                                    6.05        08/15/2012           507,768
  2,750,000  MERRILL LYNCH & Company<<                                                  6.05        05/16/2016         2,691,318
  3,250,000  MORGAN STANLEY                                                             6.75        04/15/2011         3,413,342

                                                                                                                      13,448,149
                                                                                                                  --------------
SOCIAL SERVICES: 0.01%
    100,000  SERVICE CORPORPORATION INTERNATIONAL                                       7.88        02/01/2013           101,772
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.04%
    330,000  OWENS-BROCKWAY GLASS CONTAINERS                                            8.88        02/15/2009           331,238
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.35%
  3,075,475  FEDEX CORPORATION SERIES 97-B                                              7.52        01/15/2018         3,260,003
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 0.31%
  2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                    5.13        05/09/2008         2,038,010
    860,000  NAVISTAR INTERNATIONAL CORPORATION<<(i)                                    7.50        06/15/2011           860,000

                                                                                                                       2,898,010
                                                                                                                  --------------
WATER TRANSPORTATION: 0.04%
    400,000  OVERSEAS SHIPHOLDING GROUP                                                 8.25        03/15/2013           409,000
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.04%
    400,000  STEWART ENTERPRISES++                                                      6.25        02/15/2013           380,000
                                                                                                                  --------------
TOTAL CORPORATE BONDS & NOTES (COST $232,193,535)                                                                    236,336,033
                                                                                                                  --------------

FOREIGN CORPORATE BONDS@: 1.33%
  2,000,000  BARCLAYS BANK PLC+/-++                                                     5.93        12/15/2016         1,818,316
  2,245,000  BARCLAYS BANK PLC+/-++                                                     8.55        09/29/2049         2,434,543
  2,750,000  CONOCOPHILLIPS (CANADA)                                                    5.63        10/15/2016         2,824,088
  1,229,000  DELHAIZE GROUP                                                             6.50        06/15/2017         1,258,038
    200,000  ISPAT INLAND ULC                                                           9.75        04/01/2014           218,605

120 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (continued)
$ 1,100,000  PEARSON PLC (UK) PRIVATE PLACEMENT++                                      7.00%        06/15/2011     $   1,192,495
  2,500,000  SABMILLER PLC++                                                           6.20         07/01/2011         2,617,410
    150,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                           6.38         10/01/2011           148,688

TOTAL FOREIGN CORPORATE BONDS (COST $12,412,562)                                                                      12,512,183
                                                                                                                   -------------
MUNICIPAL BONDS & NOTES: 7.53%
  1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                    4.88         01/01/2015         1,003,020
  1,000,000  CITY OF CHICAGO IL TAXABLE SERIES D                                       5.44         01/01/2024         1,021,770
  2,500,000  DUKE UNIVERSITY TAXABLE SERIES A                                          5.85         04/01/2037         2,665,825
  5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
             REVENUE (FSA INSURED)                                                     7.40         12/01/2025         6,227,542
  5,160,000  INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
             (FGIC INSURED)                                                            4.73         01/15/2014         5,161,084
  1,125,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
             SERIES A-2 (SFMR)                                                         5.51         01/01/2039         1,139,535
  5,000,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
             SFMR SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                      5.41         07/01/2038         5,013,750
  1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                     5.15         01/01/2013         1,244,950
    440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                     5.21         01/01/2014           451,273
    990,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                     5.75         07/01/2037         1,005,781
  1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                     5.92         07/01/2034         1,258,704
    890,000  LA CROSSE WI SERIES B                                                     5.00         12/01/2009           902,567
    940,000  LA CROSSE WI SERIES B                                                     5.20         12/01/2010           955,783
  2,210,000  LOYOLA UNIVERSITY ILLINOIS                                                4.80         07/01/2013         2,208,807
  2,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
             SERIES 15                                                                 6.05         01/01/2012         2,127,480
  2,055,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
             FINANCE SERIES H                                                          5.85         07/01/2036         2,129,186
  4,520,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
             FINANCE SERIES J                                                          6.13         07/01/2038         4,618,717
  3,000,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION STATE
             PERSONAL INCOME TAX REVENUE SERIES B                                      4.90         12/15/2011         3,053,070
  1,500,000  OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT EXCISE
             TAX REVENUE SERIES A                                                      8.25         03/01/2035         1,578,735
  4,000,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE
             SERIES K                                                                  5.97         03/01/2029         4,072,440
  2,460,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE
             SERIES O (GNMA/FNMA INSURED)                                              5.47         09/01/2025         2,531,807
  3,175,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                       5.84         04/01/2037         3,311,970
  2,000,000  STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                                  5.53         07/01/2037         2,021,240
  7,700,000  STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED
             SERIES 2005-4 CLASS A5+/-SS.                                              4.91         12/01/2040         7,752,822
  1,000,000  STATE OF TEXAS VETERANS HOUSING FUND SERIES I-C (GO, VA GUARANTEED)       7.15         12/01/2009         1,055,960
  4,115,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
             OWNERSHIP REVENUE SERIES D                                                5.81         03/01/2037         4,325,153
  2,145,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
             OWNERSHIP REVENUE SERIES F                                                5.73         09/01/2037         2,221,748

TOTAL MUNICIPAL BONDS & NOTES (COST $68,482,360)                                                                      71,060,719
                                                                                                                   -------------

     SHARES
PRIVATE INVESTMENT PARTNERSHIPS: 0.19%
        269  PPM AMERICA CBO II LP+(i)                                                                                     2,382
  2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++                                                                  1,771,213

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,901,475)                                                                1,773,595
                                                                                                                   -------------

  PRINCIPAL
TERM LOANS: 0.62%
$   414,555  ARAMARK CORPORATION TERM LOAN B                                           7.36         01/26/2014           392,791
     32,921  ARAMARK CORPORATION TERM LOAN C                                           7.36         01/26/2014            31,275
    600,000  BOSTON SCIENTIFIC CORPORATION TERM LOAN+/-                                6.08         04/21/2011           558,000
    600,000  BSC INTERNATIONAL HOLDING TERM LOAN                                       6.10         04/21/2011           570,000

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 121


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TERM LOANS (CONTINUED)
$   911,791  CITGO PETROLEUM CORPORATION TERM LOAN+/-                                  6.70%        11/15/2012     $     898,106
  1,500,000  FLEXTRONICS INTERNATIONAL TERM LOAN                                       7.08         10/01/2012         1,458,750
    491,250  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                       7.09         12/20/2012           465,400
  1,477,500  OSHKOSH TRUCK CORPORATION TERM LOAN                                       7.36         12/06/2013         1,420,554

TOTAL TERM LOANS (COST $6,013,271)                                                                                     5,794,876
                                                                                                                   -------------
US TREASURY SECURITIES: 2.28%

US TREASURY BONDS: 2.28%
    650,000  US TREASURY BOND<<                                                        7.25         08/15/2022           851,652
  2,040,000  US TREASURY BOND<<                                                        6.25         08/15/2023         2,463,936
  1,310,000  US TREASURY BOND<<                                                        6.75         08/15/2026         1,689,696
  5,300,000  US TREASURY BOND - INFLATION PROTECTED&<<                                 2.38         01/15/2025         6,235,364
  6,725,000  US TREASURY BOND - INFLATION PROTECTED&<<                                 3.38         04/15/2032        10,289,302

                                                                                                                      21,529,950
                                                                                                                   -------------

TOTAL US TREASURY SECURITIES (COST $19,514,279)                                                                       21,529,950
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 21.57%

COLLATERAL INVESTED IN OTHER ASSETS: 21.57%
  2,780,864  ALPINE SECURITIZATION CORPORATION++                                       4.70         12/04/2007         2,780,503
      7,843  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.33         01/18/2008             7,844
    641,738  AMSTEL FUNDING CORPORATION                                                5.20         12/04/2007           641,654
    427,825  ASPEN FUNDING CORPORATION                                                 4.99         12/27/2007           426,452
  2,852,168  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    4.78         04/25/2008         2,851,569
  2,852,168  ATOMIUM FUNDING LLC++                                                     5.10         12/04/2007         2,851,798
  6,417,379  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $6,419,967)                                                         4.84         12/03/2007         6,417,379
    713,042  BARTON CAPITAL CORPORATION++                                              4.75         12/07/2007           712,671
  3,565,210  BASF FINANCE EUROPE NV+/-++                                               5.17         10/17/2008         3,560,112
  3,565,210  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,566,618)               4.74         12/03/2007         3,565,210
 10,695,631  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $10,699,900)                               4.79         12/03/2007        10,695,631
  2,139,126  BNP PARIBAS+/-                                                            4.85         11/07/2008         2,139,126
 14,260,842  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $14,266,511)                                                        4.77         12/03/2007        14,260,842
  4,991,295  CHARIOT FUNDING LLC++                                                     4.70         12/05/2007         4,989,997
  1,497,388  CHARIOT FUNDING LLC                                                       5.02         12/28/2007         1,492,372
  2,032,170  CHEYNE FINANCE LLC+/-++^^                                                 4.61         02/25/2008         1,828,953
    713,042  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007           711,773
 14,290,628  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $14,296,309)                                                        4.77         12/03/2007        14,290,628
  4,064,340  CLIPPER RECEIVABLES CORPORATION                                           4.75         12/03/2007         4,064,340
  2,566,952  CLIPPER RECEIVABLES CORPORATION++                                         5.13         12/14/2007         2,563,229
  3,565,210  CRC FUNDING LLC++                                                         4.90         12/05/2007         3,564,284
  1,604,345  CREDIT AGRICOLE SA+/-                                                     5.02         02/25/2008         1,604,282
 17,826,052  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $17,833,168)                               4.79         12/03/2007        17,826,052
  1,782,605  CULLINAN FINANCE CORPORATION+/-++                                         4.76         08/04/2008         1,770,858
  1,426,084  FAIRWAY FINANCE CORPORATION++                                             4.73         12/06/2007         1,425,528
  2,424,343  FAIRWAY FINANCE CORPORATION++                                             5.03         12/10/2007         2,422,137
  1,853,909  FALCON ASSET SECURITIZATION CORPORATION                                   5.02         12/24/2007         1,848,756
  2,852,168  GALLEON CAPITAL LLC++                                                     4.90         12/04/2007         2,851,798
  2,495,647  GALLEON CAPITAL LLC                                                       4.82         12/07/2007         2,494,350
  1,140,867  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             4.74         06/16/2008         1,140,867
  2,495,647  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             4.73         08/16/2008         2,495,647
  2,566,952  KESTREL FUNDING US LLC+/-++                                               4.76         02/25/2008         2,565,052
  5,347,816  KITTY HAWK FUNDING CORPORATION                                            4.74         12/06/2007         5,345,730

122 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 5,347,816  LIQUID FUNDING LIMITED+/-++                                               5.70%        06/11/2008    $    5,348,511
     71,304  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 4.84         02/15/2008            71,230
 14,260,842  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $14,266,487)                          4.75         12/03/2007        14,260,842
     53,478  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.45         01/02/2008            53,461
  1,782,605  METLIFE GLOBAL FUNDING I+/-++                                             4.71         10/21/2008         1,778,808
  1,069,563  MORGAN STANLEY+/-                                                         4.76         04/07/2008         1,069,563
  5,339,518  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $5,341,640)                                               4.77         12/03/2007         5,339,518
  5,704,337  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $5,706,604)                                               4.77         12/03/2007         5,704,337
  1,096,302  MORGAN STANLEY SERIES EXL+/-                                              4.78         10/15/2008         1,096,302
  1,940,642  NATEXIS BANQUES POPULAIRES+/-                                             4.84         01/25/2008         1,939,477
  1,782,605  NATEXIS BANQUES POPULAIRES+/-++                                           4.90         09/08/2008         1,782,605
    499,129  OLD LINE FUNDING CORPORATION++                                            5.06         12/17/2007           498,211
  1,269,215  PREMIUM ASSET TRUST+/-++                                                  5.29         07/15/2008         1,268,961
  3,348,089  RACERS TRUST SERIES 2004-6-MM+/-++                                        4.93         03/22/2008         3,348,089
  2,780,864  RANGER FUNDING CORPORATION++                                              4.86         12/17/2007         2,775,747
    499,129  SCALDIS CAPITAL LIMITED                                                   5.06         12/14/2007           498,406
  1,426,084  SLM CORPORATION+/-++                                                      4.66         05/12/2008         1,415,360
  2,139,126  SOLITAIRE FUNDING LLC                                                     4.99         12/26/2007         2,132,538
  3,137,385  SOLITAIRE FUNDING LLC                                                     4.99         12/31/2007         3,125,620
  2,852,168  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.23         04/03/2008         2,818,142
  1,665,595  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      4.90         12/07/2007         1,664,729
  1,370,396  THE TRAVELERS INSURANCE COMPANY+/-                                        4.74         02/08/2008         1,370,368
  7,130,421  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 4.89         08/01/2008         7,130,421
  1,782,605  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        4.69         10/08/2008         1,780,520
    385,043  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.62         12/03/2007           385,184
    121,217  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.70         12/13/2007           121,218
  1,925,214  VERSAILLES CDS LLC                                                        4.97         12/05/2007         1,924,713
  1,069,563  VERSAILLES CDS LLC                                                        5.11         12/11/2007         1,068,443
  1,782,605  VICTORIA FINANCE LLC+/-++^^                                               4.69         05/02/2008         1,782,605
  1,782,605  VICTORIA FINANCE LLC+/-++^^                                               4.78         08/07/2008         1,782,605

                                                                                                                     203,543,958
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $203,747,172)                                                          203,543,958
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 123


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
SHORT-TERM INVESTMENTS: 1.24%
 11,730,159  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   11,730,159
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,730,159)                                                                       11,730,159
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,130,566,169)*                      120.47%                                                               $1,136,595,053

OTHER ASSETS AND LIABILITIES, NET           (20.47)                                                                 (193,112,888)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  943,482,165
                                            ------                                                                --------------

--------------------------------------------------------------------------------
+/-   VARIABLE RATE INVESTMENTS.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

 ++    Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

SS. These securities are subject to a demand feature which reduces the effective maturity.

  @   Foreign bond principal is denominated in US dollars.

  & U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 <<   All or a portion of this security is on loan. (See Note 2)

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

  +   Non-income earning securities.

(i)   Illiquid security.

+++   Security of an affiliate of the Fund with a cost of $11,730,159.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

124 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING: 1.01%

FEDERAL HOME LOAN BANK: 0.91%
$ 5,530,000  FHLB<<                                                                     4.25%       05/16/2008     $   5,524,658
                                                                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.10%
    630,000  FHLMC<<                                                                    4.30        05/05/2008           630,123
                                                                                                                   -------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $6,140,304)                                                                6,154,781
                                                                                                                   -------------
AGENCY SECURITIES: 21.76%

FEDERAL AGENCY & GOVERNMENT: 0.11%
    140,587  SBA #500957+/-                                                             8.50        07/25/2014           142,445
     81,864  SBA #501224+/-                                                             6.50        06/25/2015            82,880
     14,778  SBA #502966+/-                                                             8.98        05/25/2015            15,212
    100,633  SBA #503405+/-                                                             8.13        05/25/2016           105,105
    295,129  SBA #503611+/-                                                             7.63        12/25/2021           306,527

                                                                                                                         652,169
                                                                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.07%
  4,682,408  FHLMC #1G0052<<+/-                                                         4.79        02/01/2035         4,690,197
    120,091  FHLMC #786614+/-                                                           7.32        08/01/2025           121,835
     83,363  FHLMC #845151+/-                                                           7.01        06/01/2022            83,981
     13,665  FHLMC #846367+/-                                                           7.29        04/01/2029            13,877
  3,576,112  FHLMC #E02227<<                                                            6.00        11/01/2021         3,650,854
  1,077,361  FHLMC #E90573                                                              6.00        07/01/2017         1,100,314
  5,151,022  FHLMC #G11693                                                              5.00        05/15/2020         5,230,903
  8,264,950  FHLMC #G11696<<                                                            5.50        05/15/2020         8,353,046
  1,514,211  FHLMC #G90030                                                              7.50        07/17/2017         1,569,116

                                                                                                                      24,814,123
                                                                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 17.58%
  3,912,811  FNMA # 936591<<+/-                                                         5.71        04/01/2037         3,939,648
    162,765  FNMA #155506+/-                                                            7.06        04/01/2022           164,339
    416,855  FNMA #190815+/-                                                            4.57        07/01/2017           418,699
    154,658  FNMA #253482                                                               8.50        10/01/2030           165,115
  2,254,634  FNMA #289517<<+/-                                                          5.61        04/01/2034         2,263,733
  5,124,170  FNMA #295541<<+/-                                                          5.63        10/01/2032         5,154,377
     42,838  FNMA #318464+/-                                                            6.88        04/01/2025            43,559
     56,812  FNMA #331866+/-                                                            7.05        12/01/2025            57,531
  2,966,328  FNMA #420263<<+/-                                                          5.53        10/01/2024         2,979,448
  2,576,866  FNMA #420264<<+/-                                                          5.53        07/01/2034         2,588,263
  1,612,530  FNMA #460223<<                                                             5.95        01/01/2009         1,623,157
 15,000,000  FNMA #460900<<                                                             3.92        01/01/2008        14,940,810
  3,914,160  FNMA #462209<<+/-                                                          5.89        04/01/2036         3,939,258
     26,195  FNMA #46698+/-                                                             6.55        12/01/2015            26,134
    964,235  FNMA #545643<<                                                             6.17        12/01/2008           965,403
  1,496,132  FNMA #545927<<                                                             6.50        12/01/2015         1,539,647
  2,318,809  FNMA #631367<<                                                             5.50        02/01/2017         2,346,009
  3,343,241  FNMA #686043<<+/-                                                          4.42        07/01/2033         3,424,245
  2,138,629  FNMA #693015+/-                                                            4.01        06/01/2033         2,157,778
  1,149,189  FNMA #732003+/-                                                            4.40        09/01/2033         1,163,739
  2,472,219  FNMA #734329<<+/-                                                          4.20        06/01/2033         2,472,899
  2,406,374  FNMA #735572                                                               5.00        04/01/2014         2,440,609
  4,001,031  FNMA #735977<<+/-                                                          4.71        08/01/2035         3,991,725
  3,870,154  FNMA #739757<<+/-                                                          3.99        08/01/2033         3,852,072
  3,160,454  FNMA #741447+/-                                                            3.92        10/01/2033         3,166,802
  2,691,489  FNMA #741454<<+/-                                                          4.10        10/01/2033         2,717,696

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 125


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (Continued)
$ 4,135,833  FNMA #745649<<+/-                                                          4.57%       11/01/2035     $   4,023,677
  2,572,798  FNMA #750805<<+/-                                                          4.68        11/25/2033         2,575,851
  2,622,259  FNMA #764265+/-                                                            4.21        05/01/2034         2,592,948
  1,456,038  FNMA #783249<<+/-                                                          6.06        04/01/2044         1,470,589
  4,951,375  FNMA #783251<<+/-                                                          6.06        04/01/2044         4,997,832
  7,914,168  FNMA #789463+/-                                                            4.36        06/01/2034         7,875,097
  1,854,337  FNMA #806504<<+/-                                                          6.18        10/01/2034         1,875,133
  1,791,612  FNMA #806505<<+/-                                                          6.13        10/01/2044         1,813,892
  3,990,123  FNMA #826179<<+/-                                                          4.70        07/01/2035         3,983,817
  3,532,083  FNMA #834933<<+/-                                                          5.04        07/01/2035         3,543,545
  2,511,891  FNMA #849014<<+/-                                                          5.52        01/01/2036         2,540,794
  1,250,000  FNMA #874245                                                               5.48        01/01/2011         1,263,526

                                                                                                                     107,099,396
                                                                                                                   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.00%
      1,793  GNMA #780533                                                               7.00        07/15/2008             1,859
                                                                                                                   -------------

TOTAL AGENCY SECURITIES (COST $132,329,812)                                                                          132,567,547
                                                                                                                   -------------
ASSET BACKED SECURITIES: 21.41%
    108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
             2001-HE2 CLASS A1+/-                                                       5.17        06/15/2031           106,034
  3,000,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A6 CLASS A6+/-               4.68        11/15/2013         2,971,850
  4,300,000  BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4              5.17        12/20/2010         4,328,550
  3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                         4.97        05/16/2011         2,991,862
  3,000,000  CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A CLASS A3B+/-               5.26        06/25/2012         2,993,012
  3,000,000  CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                            4.69        10/15/2012         2,980,058
  2,231,965  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                    3.87        06/15/2009         2,221,601
  3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                4.40        09/15/2008         2,984,309
  2,850,000  COLLEGE LOAN CORPORATE TRUST SERIES 2006-A CLASS A3+/-                     5.17        10/25/2025         2,792,881
  8,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(c)                 10.00        07/25/2008           558,240
  1,332,391  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-          5.59        03/25/2033         1,317,493
    208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+/-++        5.29        09/25/2032           204,241
    663,419  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+/-++        5.24        11/25/2033           637,425
  1,143,663  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
             1A1+/-++                                                                   5.14        11/25/2036         1,097,917
    431,574  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-                5.02        12/15/2028           422,816
  2,207,742  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-               4.89        02/15/2035         2,172,494
  2,519,952  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                4.99        09/20/2023         2,473,971
    263,819  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                         5.08        01/25/2024           259,904
  1,031,181  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                         5.16        10/25/2034         1,015,130
  1,484,760  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                         5.03        10/25/2034         1,326,059
  3,707,294  FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS A+/-                         5.00        09/25/2029         3,370,019
  1,933,283  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                      4.99        01/20/2033         1,859,228
  4,000,000  GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A CLASS A4L+/-++             5.53        05/26/2020         3,954,840
  4,000,000  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++           5.05        08/26/2019         3,992,240
  2,404,921  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                    4.38        07/22/2009         2,401,389
    369,246  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                  5.02        12/02/2013           369,201
    473,017  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-                 5.02        07/25/2029           468,203
    223,680  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-                 4.88        03/15/2035           220,515
  2,587,504  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                  4.45        05/17/2010         2,581,282
  2,787,631  GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                                   5.14        01/25/2045         2,697,087
  1,817,108  GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++                                  4.90        05/25/2046         1,806,887
  2,218,352  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
             CLASS A1+/-                                                                5.01        01/20/2035         2,149,459
    186,608  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3                  3.93        01/15/2009           186,311
  3,614,070  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-                 4.90        01/20/2036         3,324,588
  2,500,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                      5.21        03/17/2014         2,517,206
  2,000,000  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                      5.42        06/27/2025         1,965,925
    121,094  LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES 2004-2 CLASS A+/-        5.23        12/25/2033           119,140

126 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES (Continued)
$ 1,854,975  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-        5.83%       10/20/2029     $   1,854,235
    998,073  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-        5.00        11/15/2031           993,973
  2,500,000  MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1 CLASS A3+/-                4.70        03/15/2011         2,477,360
    386,972  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST SERIES
             2003-2 CLASS A+/-                                                          5.05        04/25/2016           378,382
  4,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1 CLASS A+/-++        4.54        02/25/2042         3,884,500
  5,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS A+/-++        4.52        02/25/2042         4,840,780
  3,750,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(c)          6.00        08/25/2011           765,866
  1,805,137  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A CLASS A3          4.22        02/15/2010         1,794,706
  3,125,000  NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                             5.11        03/15/2010         3,136,513
  1,968,368  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-                5.29        12/25/2033         1,937,590
  2,315,334  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6          4.86        12/25/2032         2,298,184
  3,000,000  RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+/-++                            3.70        06/25/2037         2,963,280
  1,613,126  SASC SERIES 2006-GEL3 CLASS A1+/-++                                        4.91        07/25/2036         1,575,101
  1,818,147  SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/-++                              4.98        11/25/2035         1,690,310
  1,500,000  SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                            5.43        04/16/2018         1,467,492
  2,500,000  SLMA STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                          5.41        09/15/2020         2,454,375
  1,869,698  SSB RV TRUST SERIES 2001-1 CLASS A5                                        6.30        04/15/2016         1,871,240
    556,925  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                  5.41        08/12/2011           559,141
  2,500,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS B+/-++           4.81        05/16/2011         2,474,805
  3,000,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1 CLASS A+/-              4.69        06/15/2012         2,966,016
  3,000,000  US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS A2+/-++                   5.41        09/01/2019         3,000,000
  1,533,107  USXL FUNDING LLC SERIES 2006-1A CLASS A++                                  5.38        04/15/2014         1,542,462
    113,960  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
             CLASS A+/-                                                                 5.22        12/25/2032           112,674
    898,972  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
             CLASS AII1+/-                                                              5.05        07/02/2018           896,066
  1,157,753  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
             CLASS A+/-                                                                 5.01        06/25/2034         1,144,145
  3,912,498  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
             CLASS A+/-++                                                               5.00        07/25/2037         3,737,257
  1,887,645  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                           4.79        04/20/2010         1,885,844
  2,500,000  WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS A2+/-++           4.68        05/15/2014         2,456,973
    395,613  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2005-B CLASS A3                   4.40        05/20/2009           395,371
  3,000,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                   5.39        05/15/2013         3,026,366

TOTAL ASSET BACKED SECURITIES (COST $132,220,785)                                                                    130,420,374
                                                                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 27.59%
  2,763,256  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-                  5.00        06/25/2037         2,629,412
  3,000,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-1 CLASS A3    4.88        11/10/2042         2,999,723
     60,824  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-             7.58        07/20/2032            61,375
  1,005,871  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-             4.57        02/25/2033         1,002,771
  2,175,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9 CLASS A2      4.74        09/11/2042         2,168,826
  1,272,187  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-             5.00        05/25/2035         1,225,189
  1,949,367  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-            6.24        07/20/2035         1,934,657
  1,070,310  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-             6.20        06/30/2035         1,069,732
  4,229,634  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-           5.94        08/25/2046         4,234,498
  3,488,150  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3 CLASS 1A1+/-            4.93        04/25/2047         3,364,327
  2,206,667  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                         5.23        04/25/2025         2,146,794
  1,885,444  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                         5.65        12/29/2034         1,838,807
  3,062,575  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                       5.19        11/25/2034         3,031,959
  3,999,997  CPS AUTO TRUST SERIES 2006-A CLASS A3++                                    5.24        10/15/2010         4,004,200
  2,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2001-CP4 CLASS A4                                                          6.18        12/15/2035         2,073,096
    412,863  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2002-AR17 CLASS 2A1+/-                                                     7.11        12/19/2039           426,871
    516,889  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2003-AR2 CLASS 2A1+/-                                                      4.93        02/25/2033           532,408
    895,210  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   5.54        09/25/2033           881,064
    147,222  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-           5.03        05/25/2031           145,615
    422,549  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-            5.06        09/25/2031           422,474
  1,987,509  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A              7.00        02/25/2043         2,095,447
  2,342,257  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-           6.39        02/25/2043         2,372,711
  3,684,304  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2             7.00        03/25/2043         3,866,542

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 127


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$ 2,876,964  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2             7.00%       07/25/2043     $   2,984,850
  3,423,845  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A              7.50        09/25/2043         3,581,130
  2,404,569  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-          6.18        02/25/2045         2,401,673
    230,690  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-              6.51        11/19/2032           230,094
    220,688  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                          7.55        11/10/2023           220,340
    661,192  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                7.50        05/25/2042           712,495
    377,368  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                              4.89        09/26/2033           377,521
    850,250  FNMA SERIES 2002-90 CLASS A2                                               6.50        11/25/2042           884,435
  1,731,380  FNMA SERIES 2003-W4 CLASS 3A                                               7.00        10/25/2042         1,825,418
  1,869,772  FNMA SERIES 2004-W2 CLASS 2A2                                              7.00        02/25/2044         1,987,521
  3,904,277  FNMA SERIES 2007-88 CLASS HC+/-                                            5.27        09/25/2037         3,941,279
     47,983  FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                                5.11        08/25/2031            47,972
    778,661  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                   7.50        08/25/2042           832,867
    131,693  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                               5.23        02/25/2033           131,678
  2,950,101  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2         4.71        05/10/2043         2,940,582
  3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
             CLASS A4+/-                                                                5.05        07/10/2045         3,012,261
  3,000,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-C1
             CLASS A2                                                                   4.47        05/10/2043         2,976,428
    585,829  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-           5.07        03/25/2027           574,903
  4,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-           5.02        02/25/2036         3,959,576
  2,972,552  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-             5.08        02/25/2036         2,891,499
  5,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2003-C2
             CLASS A2                                                                   4.02        01/05/2036         4,933,887
  7,193,383  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.19        10/25/2034         7,106,726
  4,488,536  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                   5.22        03/25/2035         4,441,525
  4,276,624  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-++                   5.22        09/25/2035         4,246,108
  1,854,661  GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++                      5.09        03/25/2035         1,818,148
  1,982,050  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                5.03        01/19/2035         1,935,505
    737,105  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                              5.01        09/16/2035           725,175
  2,710,279  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                  6.45        05/25/2037         2,589,863
    936,292  LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                                 5.11        05/25/2037           918,297
  1,106,182  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
             CLASS 2A2+/-                                                               4.21        02/25/2033         1,112,857
  2,286,568  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-              5.03        03/15/2025         2,254,249
  1,277,190  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-            5.84        03/25/2028         1,240,354
  1,299,633  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-             5.21        04/25/2028         1,278,714
    978,351  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-             5.10        04/25/2029           960,221
  2,786,752  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-          4.60        03/25/2033         2,905,026
  1,376,260  MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST SERIES
             2003-1 CLASS A+/-                                                          5.06        11/25/2015         1,352,209
    591,637  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                5.47        11/10/2030           590,438
    449,289  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-                  7.56        11/10/2030           452,164
    481,070  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                   5.63        02/25/2033           472,876
    425,982  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2002-HS3 CLASS 2A+/-                                                       5.13        08/25/2032           419,726
    470,513  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2003-HS1 CLASS AII+/-                                                      5.08        12/25/2032           464,488
    813,455  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2004-HS3 CLASS A+/-                                                        5.14        09/25/2029           801,276
  1,920,127  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                               5.14        10/20/2027         1,915,903
    580,872  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                           5.07        06/20/2033           571,458
  1,682,108  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                           5.06        12/20/2033         1,661,029
    762,255  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                 5.04        10/19/2026           755,483
  4,476,229  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
             1999-20B CLASS 1                                                           5.95        02/01/2019         4,621,707
    197,153  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
             2000-10C CLASS 1                                                           7.88        05/01/2010           201,347
  1,060,619  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A
             CLASS 2A1+/-                                                               3.83        03/25/2033         1,056,451
  1,543,601  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2
             CLASS A+/-++                                                               5.67        11/30/2034         1,509,411
  1,822,233  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
             CLASS A+/-                                                                 5.14        09/25/2025         1,814,845
  4,201,108  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3
             CLASS 1A1++                                                                6.00        11/25/2036         4,265,653
    977,835  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1
             CLASS A1+/-++                                                              5.04        08/25/2046           936,735
  2,337,626  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
             CLASS A1+/-++                                                              5.06        05/25/2047         2,228,782
  2,500,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-        5.24        07/15/2042         2,520,814
  2,169,020  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2003-AR1 CLASS A6+/-                                                       4.48        03/25/2033         2,156,390
  2,542,405  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2005-AR1 CLASS A1A+/-                                                      5.11        01/25/2035         2,497,343

128 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$ 1,011,406  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2005-AR6 CLASS 2A1A+/-                                                     5.02%       04/25/2035     $     974,508
  2,293,026  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2005-C3 CLASS A4+/-                                                        5.61        07/25/2047         2,241,848
  4,839,189  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR11 CLASS 3A1A+/-                                                    5.78        09/25/2046         4,761,389
  1,980,393  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR3 CLASS A1A+/-                                                      5.86        02/25/2046         1,955,433
  2,117,980  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR4 CLASS DA+/-                                                       5.90        06/25/2046         2,082,180
  3,299,990  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR5 CLASS 5A+/-                                                       5.92        06/25/2046         3,249,232

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $169,415,136)                                                        168,040,793
                                                                                                                   -------------
CORPORATE BONDS & NOTES: 8.96%

APPAREL & ACCESSORY STORES: 0.29%
  1,770,000  FEDERATED DEPARTMENT STORES INCORPORATED                                   6.63        09/01/2008         1,782,431
                                                                                                                   -------------
COMMUNICATIONS: 0.20%
  1,226,000  TIME WARNER ENTERTAINMENT COMPANY LP                                       7.25        09/01/2008         1,244,302
                                                                                                                   -------------
DEPOSITORY INSTITUTIONS: 2.09%
  2,000,000  ASSOCIATED BANK NA+/-                                                      5.48        02/01/2008         1,999,202
  1,650,000  MERRILL LYNCH+/-                                                           5.45        01/02/2008         1,649,456
  2,500,000  NATIONAL CITY BANK+/-                                                      4.72        02/07/2008         2,499,343
  2,000,000  ROSLYN BANCORP INCORPORATED                                                7.50        12/01/2008         2,039,014
  1,500,000  SOVEREIGN BANK+/-                                                          4.38        08/01/2013         1,490,759
  3,035,000  WACHOVIA CORPORATION                                                       6.30        04/15/2008         3,042,439

                                                                                                                      12,720,213
                                                                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.63%
  1,700,000  DUKE ENERGY FIELD SERVICES LLC                                             7.88        08/16/2010         1,829,974
  2,000,000  SOUTHWESTERN PUBLIC SERVICE                                                6.20        03/01/2009         2,035,302

                                                                                                                       3,865,276
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 0.37%
  2,250,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                        4.75        08/15/2010         2,268,713
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 1.25%
  2,500,000  GENERAL MILLS INCORPORATED                                                 6.38        10/15/2008         2,519,870
  2,500,000  GENERAL MILLS INCORPORATED+/-                                              5.31        01/22/2010         2,481,848
  2,500,000  PEPSIAMERICAS INCORPORATED                                                 6.38        05/01/2009         2,581,828

                                                                                                                       7,583,546
                                                                                                                   -------------
GENERAL MERCHANDISE STORES: 0.32%
  2,000,000  CVS CAREMARK CORPORATION+/-                                                5.92        06/01/2010         1,968,114
                                                                                                                   -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.41%
  2,550,000  CPG PARTNERS LP                                                            3.50        03/15/2009         2,507,535
                                                                                                                   -------------
INSURANCE CARRIERS: 0.47%
  2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                               5.86        09/15/2009         2,834,666
                                                                                                                   -------------
METAL MINING: 0.33%
  2,000,000  ALCAN INCORPORATED                                                         6.25        11/01/2008         2,011,282
                                                                                                                   -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.54%
    449,749  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                                   5.62        07/15/2009           458,650
  2,800,000  FORTUNE BRANDS INCORPORATED<<                                              6.25        04/01/2008         2,808,196

                                                                                                                       3,266,846
                                                                                                                   -------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 129


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.63%
$ 1,837,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           4.13%       09/01/2009     $   1,836,739
  2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                        5.40        04/03/2009         2,006,172

                                                                                                                       3,842,911
                                                                                                                   -------------
REAL ESTATE: 0.34%
  1,950,000  DUKE-WEEKS REALTY                                                          7.75        11/15/2009         2,068,845
                                                                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.41%
  2,500,000  PROLOGIS TRUST                                                             5.25        11/15/2010         2,498,678
                                                                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.36%
  2,000,000  WESTERN FINANCIAL BANK                                                     9.63        05/15/2012         2,160,278
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT: 0.32%
  2,000,000  CARGILL INCORPORATED++                                                     3.63        03/04/2009         1,970,366
                                                                                                                   -------------

TOTAL CORPORATE BONDS & NOTES (COST $54,422,718)                                                                      54,594,002
                                                                                                                   -------------
FOREIGN CORPORATE BONDS@: 0.65%
  3,970,000  SABMILLER PLC+/-++                                                         5.53        07/01/2009         3,983,375

TOTAL FOREIGN CORPORATE BONDS (COST $3,967,107)                                                                        3,983,375
                                                                                                                   -------------
LOAN PARTICIPATION: 0.60%
    724,187  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                               6.22        10/15/2020           727,355
  1,641,196  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                      3.61        06/25/2016         1,636,068
  1,333,724  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA
             GP SERIES D#66                                                             5.37        09/08/2019         1,317,053

TOTAL LOAN PARTICIPATION (COST $3,699,064)                                                                             3,680,476
                                                                                                                   -------------
MUNICIPAL BONDS & NOTES: 5.54%
  4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
             REVENUE SERIES VIII-A2+/-SS.                                               5.59        12/01/2032         4,700,000
    875,000  COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)          5.20        12/01/2007           875,018
    255,000  HOBOKEN NJ SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)                   3.80        01/01/2008           254,964
  2,000,000  LOS ANGELES CA USD ELECTION OF 2005 SERIES D                               5.05        07/01/2008         2,008,660
  3,000,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION                            5.24        07/01/2011         3,047,520
    825,000  NEW YORK NY SERIES L (PROPERTY TAX REVENUE)                                4.00        12/01/2007           824,992
  1,915,000  NEW YORK STATE DORM AUTHORITY STATE INCOME TAX REVENUE SERIES E
             (COLLEGE &UNIVERSITY REVENUE)                                              4.92        03/15/2010         1,938,727
  1,000,000  NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B (PROPERTY
             TAX REVENUE)                                                               2.75        03/15/2008           995,760
  3,395,000  OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE,
             GNMA INSURED)                                                              5.57        09/01/2016         3,426,506
  4,520,000  OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                      5.84        09/01/2016         4,565,064
  3,000,000  OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED INTEREST
             SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                             4.27        06/30/2010         2,690,010
  3,595,000  PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                             6.04        10/01/2030         3,620,309
  3,750,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE
             REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST SECURITY
             BANK LOC)                                                                  5.50        07/01/2026         3,753,750
  1,025,000  WASHINGTON COUNTY PA SERIES C (GO - STATES, TERRITORIES, MBIA
             INSURED)                                                                   5.29        09/01/2008         1,031,825

TOTAL MUNICIPAL BONDS & NOTES (COST $33,458,250)                                                                      33,733,105
                                                                                                                   -------------
US TREASURY SECURITIES: 7.82%

US TREASURY NOTES: 7.82%
  7,005,000  US TREASURY NOTE<<                                                         3.00        02/15/2008         7,001,168
  6,925,000  US TREASURY NOTE<<                                                         3.75        05/15/2008         6,939,065
 10,000,000  US TREASURY NOTE<<                                                         4.63        09/30/2008        10,101,560
  4,000,000  US TREASURY NOTE<<                                                         3.38        12/15/2008         4,011,564

130 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (Continued)
$10,000,000  US TREASURY NOTE<<                                                         4.50%       05/15/2010     $  10,348,440
  8,850,000  US TREASURY NOTE<<                                                         4.50        02/28/2011         9,222,665

                                                                                                                      47,624,462
                                                                                                                   -------------

TOTAL US TREASURY SECURITIES (COST $47,077,426)                                                                       47,624,462
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 26.11%

COLLATERAL INVESTED IN OTHER ASSETS: 26.11%
  2,194,605  ALPINE SECURITIZATION CORPORATION++                                        4.70        12/04/2007         2,194,320
      6,190  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.33        01/18/2008             6,190
    506,447  AMSTEL FUNDING CORPORATION                                                 5.20        12/04/2007           506,381
    337,632  ASPEN FUNDING CORPORATION                                                  4.99        12/27/2007           336,548
  2,250,877  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     4.78        04/25/2008         2,250,404
  2,250,877  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007         2,250,584
  5,064,473  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $5,066,516)                                                          4.84        12/03/2007         5,064,473
    562,719  BARTON CAPITAL CORPORATION++                                               4.75        12/07/2007           562,427
  2,813,596  BASF FINANCE EUROPE NV+/-++                                                5.17        10/17/2008         2,809,572
  2,813,596  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,814,707)                4.74        12/03/2007         2,813,596
  8,440,788  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $8,444,157)                                 4.79        12/03/2007         8,440,788
  1,688,158  BNP PARIBAS+/-                                                             4.85        11/07/2008         1,688,158
 11,254,384  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,258,858)                                                         4.77        12/03/2007        11,254,384
  3,939,034  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007         3,938,010
  1,181,710  CHARIOT FUNDING LLC                                                        5.02        12/28/2007         1,177,752
  1,603,750  CHEYNE FINANCE LLC+/-++^^                                                  4.61        02/25/2008         1,443,375
    562,719  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           561,718
 11,254,384  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,258,858)                                                         4.77        12/03/2007        11,254,384
  3,207,499  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007         3,207,499
  2,025,789  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007         2,022,852
  2,813,596  CRC FUNDING LLC++                                                          4.90        12/05/2007         2,812,864
  1,266,118  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008         1,266,069
 14,067,980  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $14,073,595)                                4.79        12/03/2007        14,067,980
  1,406,798  CULLINAN FINANCE CORPORATION+/-++                                          4.76        08/04/2008         1,397,527
  1,125,438  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007         1,124,999
  1,913,245  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007         1,911,504
  1,463,070  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007         1,459,003
  2,250,877  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007         2,250,584
  1,969,517  GALLEON CAPITAL LLC                                                        4.82        12/07/2007         1,968,493
    900,351  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008           900,351
  1,969,517  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008         1,969,517
  2,025,789  KESTREL FUNDING US LLC+/-++                                                4.76        02/25/2008         2,024,290
  4,220,394  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007         4,218,748
  4,220,394  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008         4,220,943
     56,272  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008            56,213
 11,254,384  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $11,258,839)                                4.75        12/03/2007        11,254,384
     42,204  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008            42,190
  1,406,798  METLIFE GLOBAL FUNDING I+/-++                                              4.71        10/21/2008         1,403,801
    844,079  MORGAN STANLEY+/-                                                          4.76        04/07/2008           844,079
  4,213,846  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,215,521)                                                4.77        12/03/2007         4,213,846

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 131


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 4,501,754  MORGAN STA NLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,503,543)                                                4.77%       12/03/2007     $   4,501,754
    865,181  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008           865,181
  1,406,798  NATEXIS BANQUES POPULAIRES+/-++                                            4.90        09/08/2008         1,406,798
    393,903  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007           393,179
  1,001,640  PREMIUM ASSET TRUST+/-++                                                   5.29        07/15/2008         1,001,440
  2,642,248  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008         2,642,248
  2,194,605  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007         2,190,567
    393,903  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007           393,332
  1,125,438  SLM CORPORATION+/-++                                                       4.66        05/12/2008         1,116,975
  1,688,158  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007         1,682,958
  2,475,964  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007         2,466,680
  2,250,877  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008         2,224,024
  1,314,456  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007         1,313,772
  1,081,490  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008         1,081,468
  5,627,192  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008         5,627,192
  1,406,798  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.69        10/08/2008         1,405,152
    303,868  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007           303,980
     95,662  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007            95,663
  1,519,342  VERSAILLES CDS LLC                                                         4.97        12/05/2007         1,518,943
    844,079  VERSAILLES CDS LLC                                                         5.11        12/11/2007           843,192
  1,406,798  VICTORIA FINANCE LLC+/-++^^                                                4.69        05/02/2008         1,406,798
  1,406,798  VICTORIA FINANCE LLC+/-++^^                                                4.78        08/07/2008         1,406,798

                                                                                                                     159,078,894
                                                                                                                   -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $159,239,273)                                                          159,078,894
                                                                                                                   -------------

     SHARES
SHORT-TERM INVESTMENTS: 4.14%
 25,189,939  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             25,189,939
                                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,189,939)                                                                       25,189,939
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $767,159,814)*                                             125.59%                                           $ 765,067,748
OTHER ASSETS AND LIABILITIES, NET                                (25.59)                                            (155,893,755)
                                                                 ------                                            -------------
TOTAL NET ASSETS                                                 100.00%                                           $ 609,173,993
                                                                 ------                                            -------------

--------------------------------------------------------------------------------
@     Foreign bond principal is denominated in US dollars.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss. These securities are subject to a demand feature which reduces the effective maturity.

^     Zero coupon bond. Interest rate presented is yield to maturity.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $25,189,939.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

132 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES: 39.46%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.27%
$ 1,890,000  FHLMC # 1G2254+/-                                                         6.43%        10/01/2037    $    1,938,725
  4,996,917  FHLMC #1B3391+/-<<                                                        5.77         05/01/2037         5,063,440
  4,756,909  FHLMC #1G2598+/-<<                                                        6.16         01/01/2037         4,872,001
  5,571,033  FHLMC #1H1402+/-<<                                                        5.54         06/01/2037         5,616,649
  5,059,055  FHLMC #1J1389+/-<<                                                        6.69         11/01/2036         5,184,499
  4,963,948  FHLMC #1J1465+/-<<                                                        5.89         01/01/2037         5,022,597
  6,463,410  FHLMC #1J1578+/-<<                                                        6.01         04/01/2037         6,576,107
  5,871,861  FHLMC #1J1581+/-<<                                                        5.94         04/01/2037         5,975,225
 10,887,424  FHLMC #1J1647+/-<<                                                        5.89         04/01/2037        11,042,230
  3,737,622  FHLMC #1J2834+/-                                                          6.14         08/01/2037         3,814,042
  5,341,045  FHLMC #1J2842+/-                                                          6.15         09/01/2037         5,451,261
  3,694,927  FHLMC #1N0148+/-<<                                                        5.86         04/01/2036         3,753,158
  4,051,379  FHLMC #1N0287+/-<<                                                        6.59         11/01/2036         4,173,187
  1,783,572  FHLMC #B13150<<                                                           4.00         03/01/2019         1,722,132
  2,026,035  FHLMC #E01279<<                                                           5.50         01/01/2018         2,055,715
  3,054,879  FHLMC #E01445<<                                                           4.00         09/01/2018         2,947,757
  5,193,814  FHLMC #E01497<<                                                           5.50         11/01/2018         5,266,482
  2,369,827  FHLMC #E96462<<                                                           4.50         05/01/2018         2,335,905
 13,919,623  FHLMC #E97666<<                                                           4.00         07/01/2018        13,440,122
  6,215,128  FHLMC #G02455<<                                                           5.50         10/01/2030         6,245,081
  2,196,457  FHLMC #G11594<<                                                           5.50         08/01/2019         2,227,016
  5,539,630  FHLMC #G11658<<                                                           5.50         01/01/2020         5,609,369
  2,878,297  FHLMC #G11720<<                                                           4.50         08/01/2020         2,833,506
  3,943,448  FHLMC #G11786<<                                                           5.00         10/01/2014         4,007,389
  4,574,794  FHLMC #G11940<<                                                           5.50         05/01/2020         4,632,387
  3,536,999  FHLMC #G11944<<                                                           5.50         07/01/2020         3,581,526
  4,344,497  FHLMC #G11983<<                                                           5.50         01/01/2020         4,399,191
  1,688,259  FHLMC #G12258                                                             6.00         08/01/2016         1,727,856
  4,381,757  FHLMC #G12456<<                                                           4.00         10/01/2021         4,203,762
    662,314  FHLMC #G12457                                                             4.00         02/01/2020           636,933
  3,228,729  FHLMC #G12474<<                                                           5.50         01/01/2017         3,277,857
 15,445,044  FHLMC #G12545<<                                                           4.00         10/01/2021        14,817,636
  2,118,839  FHLMC #G12569<<                                                           4.00         05/01/2020         2,037,643
  2,108,354  FHLMC #G12570<<                                                           4.00         02/01/2021         2,022,709
  6,586,567  FHLMC #G12732<<                                                           4.00         06/01/2020         6,359,674
  5,250,300  FHLMC #G12791<<                                                           4.50         01/01/2020         5,175,146
  4,113,825  FHLMC #G12827<<                                                           5.50         02/01/2021         4,173,768
  3,185,000  FHLMC #G12888                                                             5.50         07/01/2018         3,233,770
 12,292,000  FHLMC #G12900                                                             4.50         11/01/2019        12,120,104
  1,377,079  FHLMC #J02372                                                             5.50         05/01/2020         1,396,237
  1,386,649  FHLMC #J02373<<                                                           5.50         05/01/2020         1,405,940
  1,927,759  FHLMC #J02376                                                             6.00         05/01/2020         1,969,005
  1,523,569  FHLMC #J04514<<                                                           5.50         03/01/2017         1,545,769
  3,571,094  FHLMC #M30033<<                                                           4.50         04/01/2020         3,556,776

                                                                                                                     199,447,284
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 25.84%
  2,526,333  FNMA # 942691+/-                                                          6.06         08/01/2037         2,561,465
  2,780,711  FNMA # 949593                                                             6.00         08/01/2022         2,843,339
  6,532,524  FNMA #190337<<                                                            5.00         07/01/2033         6,417,176
  4,195,744  FNMA #254758                                                              4.50         06/01/2013         4,210,411
 28,234,239  FNMA #254828                                                              5.00         08/01/2033        27,735,693
  7,605,452  FNMA #254949<<                                                            5.00         11/01/2033         7,471,159
  1,489,148  FNMA #256559                                                              5.50         01/01/2017         1,512,200

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 133


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 1,361,345  FNMA #256646                                                              5.50%        03/01/2017    $    1,382,419
  4,834,905  FNMA #256682<<                                                            5.50         04/01/2017         4,909,749
  5,454,468  FNMA #256719<<                                                            5.50         05/01/2017         5,538,903
    763,056  FNMA #380662                                                              6.19         08/01/2008           763,146
  5,591,745  FNMA #694406<<                                                            5.50         03/01/2033         5,615,235
  1,489,197  FNMA #699613                                                              5.50         06/01/2033         1,495,453
 14,168,004  FNMA #702005<<                                                            5.50         05/01/2033        14,227,522
  4,634,483  FNMA #725068<<                                                            5.50         01/01/2019         4,706,514
 15,210,445  FNMA #725222<<                                                            5.50         02/01/2034        15,274,342
  1,430,379  FNMA #725564                                                              4.50         04/01/2009         1,429,429
 10,949,200  FNMA #725610<<                                                            5.50         07/01/2034        10,985,819
  6,323,239  FNMA #725611<<                                                            5.50         06/01/2034         6,349,802
     89,595  FNMA #728720<<                                                            5.00         07/01/2033            88,013
  6,560,998  FNMA #728877<<                                                            5.00         08/01/2033         6,445,147
 27,755,510  FNMA #735224<<                                                            5.50         02/01/2035        27,872,108
  5,742,154  FNMA #735301<<                                                            4.00         03/01/2020         5,526,350
 12,951,419  FNMA #745018<<                                                            4.00         09/01/2020        12,464,674
  4,551,222  FNMA #745271<<                                                            4.50         09/01/2018         4,490,865
 13,686,180  FNMA #745314<<                                                            4.00         05/01/2034        12,689,517
  3,554,494  FNMA #745526                                                              6.00         05/01/2021         3,633,919
  1,098,071  FNMA #745666+/-                                                           6.41         07/01/2036         1,125,820
  4,269,060  FNMA #745743<<                                                            4.00         05/01/2021         4,098,012
  2,219,677  FNMA #868444+/-                                                           5.73         04/01/2036         2,245,647
  4,185,499  FNMA #888061+/-<<                                                         5.08         10/01/2036         4,183,472
 13,453,512  FNMA #888091<<                                                            5.50         12/01/2030        13,540,117
  6,475,535  FNMA #888202<<                                                            5.50         02/01/2017         6,575,775
  1,388,493  FNMA #888254+/-                                                           5.17         11/01/2036         1,380,797
  5,256,587  FNMA #888325+/-                                                           5.82         04/01/2037         5,440,362
 33,210,056  FNMA #888659<<                                                            4.50         10/01/2020        32,769,630
  4,015,127  FNMA #888748+/-                                                           5.50         06/01/2036         4,069,998
 11,395,547  FNMA #888828<<                                                            5.00         10/01/2018        11,432,004
 11,764,000  FNMA #888924                                                              5.50         01/01/2021        11,956,544
  5,719,390  FNMA #906216+/-                                                           5.95         01/01/2037         5,815,905
  3,083,371  FNMA #917831+/-                                                           5.61         05/01/2037         3,097,185
  2,452,353  FNMA #917894+/-                                                           5.81         05/01/2037         2,477,612
  6,445,661  FNMA #922164+/-<<                                                         5.70         05/01/2037         6,546,626
 18,176,233  FNMA #928260<<                                                            4.00         03/01/2036        16,843,053
  3,265,000  FNMA #928939                                                              7.00         12/01/2037         3,391,646
  4,059,669  FNMA #938180+/-                                                           5.82         06/01/2037         4,107,208
  1,580,613  FNMA #944357                                                              6.00         06/01/2022         1,616,212
  3,498,615  FNMA #945032+/-                                                           5.77         08/01/2037         3,548,672
  2,366,310  FNMA #946607+/-                                                           6.09         09/01/2037         2,410,105
  5,224,227  FNMA #946609+/-                                                           5.90         09/01/2037         5,287,075
  5,200,371  FNMA #955489                                                              7.00         10/01/2037         5,398,130
114,450,000  FNMA TBA%%                                                                6.00         01/01/2023       116,989,417
 22,361,000  FNMA TBA%%                                                                5.50         01/01/2034        22,395,928
  4,446,256  FNMA TBA%%                                                                7.00         12/01/2037         4,614,378

                                                                                                                     501,997,699
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.35%
  5,754,946  GNMA #782044<<                                                            6.50         12/15/2032         5,985,828
 57,087,000  GNMA TBA%%                                                                6.50         01/01/2037        59,102,885

                                                                                                                      65,088,713
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $756,291,556)                                                                          766,533,696
                                                                                                                  --------------

134 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES: 6.26%
$ 8,256,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-2 CLASS A+/-                  5.04%        07/15/2013    $    8,221,077
  3,908,000  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1 CLASS A3     5.27         10/08/2009         3,938,686
  1,111,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A8 CLASS A8                 5.59         11/17/2014         1,154,184
    168,319  CALIFORNIA INFRASTRUCTURE PG&E-1 SERIES 1997-1 CLASS A8                   6.48         12/26/2009           168,449
    768,783  CALIFORNIA INFRASTRUCTURE SCE-1 SERIES 1997-1 CLASS A7                    6.42         12/26/2009           769,338
  1,672,394  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3               5.03         10/15/2009         1,672,390
  2,188,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A              5.00         04/15/2011         2,198,327
  4,752,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2007-A8 CLASS A8               5.65         09/20/2019         4,915,636
  2,337,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-1
             CLASS A2                                                                  5.68         07/25/2036         2,307,541
  2,283,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-2
             CLASS A2                                                                  5.56         09/25/2036         2,247,328
  2,907,092  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1 CLASS
             A2A+/-                                                                    4.83         12/25/2036         2,819,108
  2,554,393  CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                            4.76         09/15/2011         2,552,033
  5,469,000  COMET SERIES 2007-A7 CLASS A7                                             5.75         07/15/2020         5,666,460
  1,404,000  CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1 CLASS A5       6.21         12/30/2011         1,469,816
  4,834,742  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2             5.55         08/25/2021         4,779,822
  1,316,994  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3 CLASS 2A1+/-          4.89         05/25/2047         1,283,811
  2,322,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                         4.94         02/08/2012         2,333,459
  3,837,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                         5.28         03/08/2013         3,874,986
 14,223,000  DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                        5.65         03/16/2020        14,617,155
  3,607,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++                  5.26         04/25/2037         3,560,851
     44,050  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                       4.17         01/15/2009            44,023
  2,606,000  FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A3A                      5.15         11/15/2011         2,627,541
    267,000  FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A4A                      5.24         07/15/2012           269,758
  3,383,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                5.34         01/15/2010         3,396,179
  1,437,488  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                   5.29         01/18/2011         1,439,500
    753,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A3A                    5.04         01/17/2012           755,490
  4,195,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                     5.21         03/17/2014         4,223,872
    362,011  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B            5.14         11/25/2035           360,014
  2,717,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7                2.65         11/15/2010         2,685,951
    256,761  MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-                4.86         12/25/2035           254,341
  1,359,568  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                 4.83         01/25/2037         1,328,404
  1,240,996  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-                4.84         12/25/2036         1,214,398
  1,264,066  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-          4.90         02/25/2047         1,259,780
  5,165,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-           4.70         08/15/2012         5,131,982
  1,157,976  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                5.16         02/15/2010         1,159,452
 10,278,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4                5.16         03/17/2014        10,375,966
    767,921  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1 CLASS AF1     5.42         12/25/2036           752,707
  1,334,698  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS7
             CLASS AI6+/-                                                              5.34         08/25/2033         1,319,894
  2,916,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                             4.41         07/25/2025         2,945,918
  1,112,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                 5.52         11/12/2012         1,128,911
  1,411,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                 5.26         11/14/2011         1,416,478
  1,903,134  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A4                              3.53         06/15/2011         1,890,649
    114,655  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                              3.90         07/15/2009           114,376
    474,814  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                          2.81         08/22/2011           474,006
    194,394  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                         4.25         06/17/2010           193,891
  2,881,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                  5.39         05/15/2013         2,906,320
  1,376,000  WORLD OMNI RECEIVABLES TRUST SERIES 2007-B CLASS A3A                      5.28         01/17/2012         1,386,598

TOTAL ASSET BACKED SECURITIES (COST $120,745,952)                                                                    121,606,856
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 35.22%
  3,739,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                           5.42         04/15/2037         3,720,081
  1,172,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2
             CLASS B                                                                   6.31         06/11/2035         1,225,890
  1,266,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1 CLASS A2   4.65         09/11/2036         1,232,658
  3,355,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1 CLASS A4   4.76         11/10/2039         3,247,475
    393,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2 CLASS A5   4.58         11/10/2038           376,427
    435,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-4 CLASS
             A5A                                                                       4.93         07/10/2045           421,935

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 135


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,357,000  Bank of America Commercial Mortgage Incorporated Series 2005-5
               Class A4+/-                                                             5.12%        10/10/2045    $    6,251,816
  5,092,000  Bank of America Commercial Mortgage Incorporated Series 2005-6
               Class A4+/-                                                             5.35         09/10/2047         5,054,918
  7,375,000  Bear Stearns Commercial Mortgage Securities Incorporated Series
               2000-WF1 Class A2+/-                                                    7.78         02/15/2032         7,722,697
  4,661,000  Bear Stearns Commercial Mortgage Securities Incorporated Series
               2004-ESA Class C++                                                      4.94         05/14/2016         4,721,382
  2,506,000  Bear Stearns Commercial Mortgage Securities Incorporated Series
               2005-T18 Class A4+/-                                                    4.93         02/13/2042         2,426,449
    649,000  Bear Stearns Commercial Mortgage Securities Series 2004-PWR6 Class A6     4.83         11/11/2041           628,835
  2,938,000  Bear Stearns Commercial Mortgage Securities Series 2007-PW15 Class A3     5.31         02/11/2044         2,924,078
  1,539,000  Citigroup Commercial Mortgage Trust Series 2004-C1 Class C+/-             5.36         04/15/2040         1,500,931
  1,160,000  Commercial Mortgage Pass-Through Certificate Series 2004-LB2A
               Class A4                                                                4.72         03/10/2039         1,118,493
  4,907,000  Commercial Mortgage Pass-Through Certificates Series 1999-1 Class E+/-    7.09         05/15/2032         4,973,188
    680,000  Commercial Mortgage Pass-Through Certificates Series 2000-C1 Class C+/-   7.71         08/15/2033           722,832
  2,534,000  Commercial Mortgage Pass-Through Certificates Series 2004-LB3A
               Class B+/-                                                              5.28         07/10/2037         2,460,701
  6,091,000  Commercial Mortgage Pass-Through Certificates Series 2005-LP5
               Class A4+/-                                                             4.98         05/10/2043         5,934,492
  4,100,777  Countrywide Alternative Loan Trust Series 2006-0C6 Class 2A1+/-           4.86         07/25/2036         4,091,070
  2,018,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2001-CF2 Class A4                                                       6.51         02/15/2034         2,097,489
  3,539,414  Credit Suisse First Boston Mortgage Securities Corporation Series
               2001-CKN5 Class A4                                                      5.44         09/15/2034         3,589,425
  2,855,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2002-CKN2 Class A3                                                      6.13         04/15/2037         2,965,799
  6,742,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2002-CKS4 Class A2                                                      5.18         11/15/2036         6,737,284
  2,602,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2003-C4 Class A4+/-                                                     5.14         08/15/2036         2,584,721
  4,925,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2003-C5 Class A4+/-                                                     4.90         12/15/2036         4,809,604
  1,249,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2003-CK2 Class A4                                                       4.80         03/15/2036         1,225,008
  5,926,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2004-C2 Class A2+/-                                                     5.42         05/15/2036         5,918,056
  2,385,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2004-C3 Class A5+/-                                                     5.11         07/15/2036         2,340,194
  3,542,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2004-C5 Class A4                                                        4.83         11/15/2037         3,423,999
  1,182,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2005-C1 Class AAB                                                       4.82         02/15/2038         1,174,701
  1,225,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2005-C2 Class A4                                                        4.83         04/15/2037         1,181,939
     95,000  Credit Suisse Mortgage Capital Certificates Series 2007-C5 Class
               A4+/-                                                                   5.70         09/15/2040            96,054
  2,936,958  DLJ Commercial Mortgage Corporation Series 1999-CG2 Class A1B+/-          7.30         06/10/2032         3,015,857
  7,880,312  FHLB Series I7-2014 Class 1                                               5.34         03/20/2014         8,073,626
 14,949,353  FHLB Series VN-2015 Class A                                               5.46         11/27/2015        15,608,059
  4,798,000  FHLMC Series 2542 Class ES<<                                              5.00         12/15/2017         4,791,293
  3,954,000  FHLMC Series 2558 Class BD<<                                              5.00         01/15/2018         3,965,102
  2,516,372  FHLMC Series 2583 Class TD                                                4.50         12/15/2013         2,484,294
  2,815,000  FHLMC Series 2590 Class NU                                                5.00         06/15/2017         2,819,469
  9,072,706  FHLMC Series 2603 Class KT<<                                              4.75         07/15/2014         9,059,806
  2,634,788  FHLMC Series 2614 Class TD                                                3.50         05/15/2016         2,579,431
  2,565,000  FHLMC Series 2623 Class AJ                                                4.50         07/15/2016         2,525,829
      8,249  FHLMC Series 2631 Class MT                                                3.50         01/15/2022             8,221
  2,255,411  FHLMC Series 2632 Class NE                                                4.00         06/15/2013         2,205,052
  2,612,804  FHLMC Series 2645 Class MK                                                3.50         07/15/2022         2,601,500
  1,015,000  FHLMC Series 2725 Class PC<<                                              4.50         05/15/2028         1,015,123
 11,277,000  FHLMC Series 2727 Class PE                                                4.50         07/15/2032        10,836,434
    458,059  FHLMC Series 2727 Class PW                                                3.57         06/15/2029           450,966
  1,443,371  FHLMC Series 2780 Class TB                                                3.00         12/15/2024         1,422,438
  2,808,000  FHLMC Series 2790 Class TN                                                4.00         05/15/2024         2,598,998
  1,184,086  FHLMC Series 2814 Class BD                                                4.00         04/15/2018         1,158,311
  1,635,072  FHLMC Series 2975 Class EA                                                5.00         05/15/2018         1,640,163
    340,331  FHLMC Series 3000 Class PA                                                3.90         01/15/2023           335,964
  3,998,666  FHLMC Series 3017 Class TA<<                                              4.50         08/15/2035         3,960,831
  3,151,458  FHLMC Series 3020 Class MA                                                5.50         04/15/2027         3,172,718
  5,549,088  FHLMC Series 3034 Class EH                                                5.50         12/15/2034         5,615,554
  1,535,556  FHLMC Series 3035 Class PA                                                5.50         09/15/2035         1,556,852
  2,713,000  FHLMC Series 3062 Class LC                                                5.50         11/15/2028         2,745,102
  1,799,990  FHLMC Series 3075 Class PA<<                                              5.50         07/15/2025         1,809,461
  2,860,307  FHLMC Series 3078 Class PA<<                                              5.50         07/15/2024         2,874,127
  1,748,500  FHLMC Series 3104 Class QC                                                5.00         09/15/2031         1,730,065
  5,873,519  FHLMC Series 3135 Class JA<<                                              6.00         09/15/2027         5,941,909

136 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 5,481,293  FHLMC Series 3138 Class PA                                                5.50%        02/15/2027    $    5,518,002
  5,199,650  FHLMC Series 3151 Class PA<<                                              6.00         03/15/2026         5,272,680
  4,950,996  FHLMC Series 3164 Class NA                                                6.00         02/15/2027         5,025,620
  2,178,000  FHLMC Series 3164 Class NC                                                6.00         12/15/2032         2,242,209
 16,005,858  FHLMC Series 3167 Class QA                                                6.00         10/15/2026        16,255,335
  6,036,552  FHLMC Series 3171 Class NE<<                                              6.00         05/15/2027         6,126,774
  4,301,086  FHLMC Series 3173 Class PH<<                                              6.00         09/15/2027         4,369,700
  1,767,542  FHLMC Series 3177 Class PA                                                6.00         12/15/2026         1,793,864
  2,967,560  FHLMC Series 3178 Class MA                                                6.00         10/15/2026         3,008,626
    589,881  FHLMC Series 3184 Class PA                                                5.50         02/15/2027           594,275
  3,663,461  FHLMC Series 3192 Class GA<<                                              6.00         03/15/2027         3,712,867
  4,701,000  FHLMC Series 3205 Class PC<<                                              6.00         09/15/2032         4,797,885
  3,466,387  FHLMC Series 3216 Class NA                                                6.00         05/15/2028         3,520,245
  1,900,000  FHLMC Series 3268 Class HC                                                5.00         12/15/2032         1,862,321
  6,400,985  FHLMC Series 3288 Class PA<<                                              5.50         05/15/2029         6,461,622
  2,687,000  FHLMC Series 3289 Class PB                                                5.00         11/15/2029         2,681,676
  2,053,000  FHLMC Series 3298 Class VB                                                5.00         11/15/2025         1,937,996
  2,615,000  FHLMC Series 3300 Class PB                                                5.50         02/15/2031         2,642,245
  1,764,000  FHLMC Series 3305 Class PD                                                5.50         11/15/2035         1,739,518
  2,203,535  FHLMC Series 3312 Class AP<<                                              5.50         11/15/2025         2,222,006
  6,950,475  FHLMC Series 3316 Class HA<<                                              5.00         07/15/2035         6,920,196
  1,251,000  FHLMC Series 3316 Class PB                                                5.50         03/15/2031         1,264,271
 12,902,763  FHLMC Series 3325 Class JL                                                5.50         06/15/2037        13,004,945
    637,000  FHLMC Series 3326 Class PC                                                5.50         08/15/2032           633,022
  4,995,000  FHLMC Series 3331 Class BP<<                                              5.50         02/15/2031         5,030,346
  4,466,990  FHLMC Series 3347 Class PA                                                5.00         06/15/2028         4,486,057
  8,990,000  FHLMC Series 3347 Class PC                                                5.00         07/15/2033         8,771,932
  3,917,000  FHLMC Series 3347 Class PD<<                                              5.00         09/15/2035         3,713,385
  5,820,000  FHLMC Series 3349 Class BP<<                                              6.00         03/15/2032         5,959,033
  9,748,000  FHLMC Series 3351 Class PK                                                5.50         01/15/2032         9,865,202
  2,607,000  FHLMC Series 3372 Class BD                                                4.50         10/15/2022         2,508,141
  2,226,282  First Union National Bank Commercial Mortgage Series 1999-C4
               Class A2                                                                7.39         12/15/2031         2,312,993
  1,574,000  First Union National Bank Commercial Mortgage Series 2001-C4
               Class B                                                                 6.42         12/12/2033         1,650,640
  1,972,676  FNMA Grantor Trust Series 2002-T11 Class A                                4.77         04/25/2012         1,977,206
  1,682,118  FNMA Grantor Trust Series 2003-T1 Class A                                 3.81         11/25/2012         1,673,201
    438,627  FNMA Series 2003-108 Class BE                                             4.00         11/25/2018           415,469
    791,960  FNMA Series 2003-113 Class PN                                             3.50         02/25/2013           785,354
  5,100,244  FNMA Series 2003-123 Class AB<<                                           4.00         10/25/2016         5,001,962
  1,458,547  FNMA Series 2003-15 Class CH                                              4.00         02/25/2017         1,433,250
  1,998,204  FNMA Series 2003-16 Class PN                                              4.50         10/25/2015         1,985,394
    841,000  FNMA Series 2003-24 Class LC                                              5.00         12/25/2015           840,393
  2,952,000  FNMA Series 2003-3 Class HJ                                               5.00         02/25/2018         2,946,947
  5,832,077  FNMA Series 2003-30 Class ET<<                                            3.50         08/25/2016         5,715,302
  3,378,132  FNMA Series 2003-33 Class CH                                              4.00         07/25/2017         3,297,985
  7,683,347  FNMA Series 2003-34 Class QJ<<                                            4.50         01/25/2016         7,632,757
    172,853  FNMA Series 2003-92 Class NM                                              3.50         04/25/2013           171,579
  6,513,000  FNMA Series 2003-92 Class PC                                              4.50         05/25/2015         6,472,232
  2,257,437  FNMA Series 2004-34 Class PI                                              3.50         05/25/2014         2,234,376
  2,579,960  FNMA Series 2004-4 Class CA                                               4.00         09/25/2017         2,514,241
  2,341,917  FNMA Series 2004-6 Class CA                                               4.00         06/25/2017         2,284,942
  2,030,840  FNMA Series 2004-60 Class PA                                              5.50         04/25/2034         2,047,776
  3,018,353  FNMA Series 2004-81 Class AG                                              4.00         03/25/2018         2,941,811
  2,543,000  FNMA Series 2005-20 Class QD<<                                            5.00         03/25/2028         2,544,230
  2,390,273  FNMA Series 2005-38 Class CD                                              5.00         06/25/2019         2,381,713
  1,813,643  FNMA Series 2005-45 Class BA                                              4.50         11/25/2014         1,807,735
  1,863,643  FNMA Series 2005-58 Class MA                                              5.50         07/25/2035         1,893,760
  3,253,524  FNMA Series 2006-18 Class PA                                              5.50         01/25/2026         3,267,636

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 137


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   3,340,493   FNMA SERIES 2006-31 CLASS PA                                                5.50%       11/25/2026    $   3,359,046
    7,035,113   FNMA SERIES 2006-34 CLASS PA<<                                              6.00        05/25/2027        7,116,608
    2,056,669   FNMA SERIES 2006-41 CLASS MA<<                                              5.50        04/25/2024        2,063,265
    7,725,000   FNMA SERIES 2006-45 CLASS NW                                                5.50        01/25/2035        7,609,074
    3,529,000   FNMA SERIES 2006-48 CLASS TD                                                5.50        12/25/2034        3,468,412
    1,006,402   FNMA SERIES 2006-53 CLASS PA                                                5.50        12/25/2026        1,013,072
    2,913,163   FNMA SERIES 2006-55 CLASS PA                                                6.00        05/25/2026        2,948,298
    1,967,528   FNMA SERIES 2006-64 CLASS PA                                                5.50        02/25/2030        1,984,329
    6,781,558   FNMA SERIES 2006-80 CLASS PB<<                                              6.00        10/25/2027        6,877,447
    4,869,000   FNMA SERIES 2007-109 CLASS VB                                               5.00        05/25/2028        4,662,828
    3,147,000   FNMA SERIES 2007-113 CLASS DB                                               4.50        12/25/2022        2,992,477
    1,859,702   FNMA SERIES 2007-27 CLASS KA                                                5.75        09/25/2033        1,885,669
    7,763,391   FNMA SERIES 2007-30 CLASS MA<<                                              4.25        02/25/2037        7,637,160
    7,536,809   FNMA SERIES 2007-39 CLASS NA<<                                              4.25        01/25/2037        7,404,577
    2,448,391   FNMA SERIES 2007-62 CLASS PA                                                6.00        03/25/2029        2,489,975
    5,763,744   FNMA SERIES 2007-80 CLASS TA<<                                              6.00        09/25/2026        5,853,123
    2,256,394   FNMA SERIES 2007-81 CLASS AE                                                6.00        08/25/2028        2,294,235
    5,441,505   FNMA SERIES 2007-81 CLASS PA                                                6.00        02/25/2029        5,537,469
        5,478   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS A3           6.03        08/11/2033            5,544
    4,098,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS A3          4.60        11/10/2038        3,940,908
    3,697,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3 CLASS
                A4+/-                                                                       5.19        07/10/2039        3,646,247
    6,025,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS
                A7A+/-                                                                      4.97        07/10/2045        5,866,010
      759,426   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
                CLASS A1                                                                    3.12        03/10/2038          749,053
      307,276   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
                CLASS A1                                                                    3.90        08/10/2038          303,434
    1,358,002   GNMA SERIES 2006-3 CLASS A                                                  4.21        01/16/2028        1,343,959
    1,693,000   GNMA SERIES 2006-37 CLASS JG                                                5.00        07/20/2036        1,613,176
    2,608,379   GNMA SERIES 2006-8 CLASS A                                                  3.94        08/16/2025        2,573,278
   13,533,000   GNMA SERIES 2007-7 CLASS PG<<                                               5.00        02/16/2037       12,840,443
    1,051,000   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 1998-C1
                CLASS B                                                                     6.97        10/18/2030        1,059,142
    5,774,465   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 1998-GLII
                CLASS A2                                                                    6.56        04/13/2031        5,771,451
    2,228,000   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 2004-GG2
                CLASS A6+/-                                                                 5.40        08/10/2038        2,221,605
      594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1 CLASS
                C+/-                                                                        6.85        05/15/2031          605,624
      265,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2001-C1 CLASS A3                                                            5.86        10/12/2035          272,557
    6,074,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2002-C2 CLASS A2                                                            5.05        12/12/2034        6,037,090
    1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2002-CIB5 CLASS A2                                                          5.16        10/12/2037        1,152,034
    4,280,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2003-CB7 CLASS A4+/-                                                        4.88        01/12/2038        4,180,068
    1,733,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2004-C3 CLASS A5                                                            4.88        01/15/2042        1,677,142
    1,727,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-CB11 CLASS ASB+/-                                                      5.20        08/12/2037        1,739,333
    1,160,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-CB13 CLASS AM+/-                                                       5.34        01/12/2043        1,124,402
    1,228,206   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP2 CLASS A1                                                          4.33        07/15/2042        1,217,148
      694,797   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP3 CLASS A1                                                          4.66        08/15/2042          691,329
    2,405,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP3 CLASS ASB+/-                                                      4.89        08/15/2042        2,386,107
    4,336,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2006-CB17 CLASS ASB                                                         5.42        12/12/2043        4,371,457
    1,166,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2005-LDP2
                CLASS A4                                                                    4.74        07/15/2042        1,117,918
      818,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITY CORPORATION SERIES
                2006-CB16 CLASS ASB                                                         5.52        05/12/2045          829,645

138 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     397,000   LEHMAN BROTHERS UBS COMMERCIAL CONDUIT MORTGAGE TRUST SERIES
                1999-C2 CLASS B                                                             7.43%       10/15/2032    $     413,907
    4,857,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                A4                                                                          5.59        06/15/2031        4,973,328
    2,086,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS
                A2                                                                          3.48        07/15/2027        2,060,317
    1,697,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
                A4+/-                                                                       5.12        11/15/2032        1,677,864
      885,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C7 CLASS
                AM+/-                                                                       5.26        11/15/2040          847,689
    7,697,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES 2006-4
                CLASS ASB+/-                                                                5.13        12/12/2049        7,645,072
    6,311,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-                   4.86        10/12/2041        6,118,913
      929,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-                    5.28        02/12/2042          916,697
    1,556,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-                   5.11        07/12/2038        1,481,152
    4,797,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-LC1 CLASS A4+/-                    5.29        01/12/2044        4,765,174
    2,091,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MKB2 CLASS A4+/-                   5.20        09/12/2042        2,062,052
    1,773,437   MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                           5.52        12/15/2035        1,779,919
    4,079,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                           5.01        04/15/2038        4,036,704
    2,332,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS A4                           4.80        01/13/2041        2,261,532
      373,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS D                            4.90        01/13/2041          358,506
    1,160,000   MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                         4.76        09/13/2045        1,119,812
    3,736,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                          5.04        01/14/2042        3,741,511
    4,918,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                       5.35        11/14/2042        4,959,357
    1,973,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4              6.66        02/15/2033        2,054,258
    2,749,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS A4              6.39        07/15/2033        2,862,192
    2,542,494   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2 CLASS A2          4.47        03/18/2036        2,511,110
      102,191   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-            5.31        02/25/2028           99,316
    6,430,524   US BANK NA SERIES 2007-1 CLASS A                                            5.92        05/25/2012        6,779,997
    2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4             6.29        04/15/2034        2,808,767
    8,334,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4             4.98        11/15/2034        8,262,996
      942,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2             3.99        06/15/2035          886,040
    1,330,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3+/-          4.96        08/15/2035        1,328,721
    3,530,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
                A2+/-++                                                                     5.08        10/15/2035        3,478,785
    1,610,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3             4.45        11/15/2035        1,590,002
    1,074,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4+/-          5.01        12/15/2035        1,057,340
      633,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS B+/-           5.11        12/15/2035          623,017
    7,078,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4            4.75        02/15/2041        6,827,853
    3,216,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS B+/-          5.31        01/15/2041        3,113,295
    3,177,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12 CLASS A4+/-         5.23        07/15/2041        3,161,322
    1,614,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS B             4.89        10/15/2041        1,511,794
    2,001,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS A6            4.70        05/15/2044        1,911,297
    5,325,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A7+/-         5.12        07/15/2042        5,230,359
    4,893,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS A4+/-         5.21        10/15/2044        4,858,512
    3,987,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS APB           6.00        06/15/2045        4,138,888
    1,749,000   WACHOVIA BANK COMMERICAL MORTGAGE TRUST SERIES 2003-C5 CLASS B              4.11        06/15/2035        1,644,473

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $677,656,859)                                                           684,169,064
                                                                                                                      -------------
CORPORATE BONDS & NOTES: 15.69%

APPAREL & ACCESSORY STORES: 0.17%
    3,360,000   NORDSTROM INCORPORATED                                                      7.00        01/15/2038        3,385,657
                                                                                                                      -------------
BUSINESS SERVICES: 0.34%
    6,315,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                            6.00        06/15/2012        6,654,084
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 0.49%
    2,900,000   ABBOTT LABORATORIES                                                         5.60        11/30/2017        2,962,014
    1,275,000   BRISTOL MYERS SQUIBB COMPANY                                                5.88        11/15/2036        1,265,300
    2,440,000   ESTEE LAUDER COMPANIES INCORPORATED                                         5.55        05/15/2017        2,508,513
    2,575,000   SCHERING-PLOUGH CORPORATION                                                 6.55        09/15/2037        2,704,407

                                                                                                                          9,440,234
                                                                                                                      -------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 139


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COMMUNICATIONS: 1.83%
$   3,790,000   AT&T INCORPORATED                                                           6.15%       09/15/2034    $   3,795,507
    9,683,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                          8.38        03/15/2013       10,886,423
      580,000   EMBARQ CORPORATION                                                          8.00        06/01/2036          613,002
    2,205,000   NEWS AMERICA HOLDINGS INCORPORATED                                          6.20        12/15/2034        2,124,061
    4,740,000   QWEST CORPORATION                                                           7.50        10/01/2014        4,799,250
    5,310,000   SBC COMMUNICATIONS                                                          5.10        09/15/2014        5,244,406
    3,055,000   SPRINT CAPITAL CORPORATION                                                  6.13        11/15/2008        3,051,151
      530,000   SPRINT CAPITAL CORPORATION                                                  8.75        03/15/2032          575,914
    1,245,000   SPRINT NEXTEL CORPORATION                                                   6.00        12/01/2016        1,185,389
    2,760,000   TIME WARNER ENTERTAINMENT COMPANY LP                                        8.38        07/15/2033        3,276,758

                                                                                                                         35,551,861
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 0.76%
    1,630,000   BAC CAPITAL TRUST XI                                                        6.63        05/23/2036        1,566,958
    1,425,000   BANK OF AMERICA CORPORATION                                                 5.38        06/15/2014        1,432,999
    2,820,000   BANK OF AMERICA CORPORATION                                                 5.75        12/01/2017        2,819,944
    1,180,000   CAPITAL ONE FINANCIAL CORPORATION                                           6.75        09/15/2017        1,153,785
    3,145,000   CITIGROUP INCORPORATED                                                      3.63        02/09/2009        3,111,716
    1,155,000   LEHMAN BROTHERS HOLDINGS                                                    6.88        07/17/2037        1,122,040
    3,125,000   PNC FUNDING CORPORATION                                                     5.25        11/15/2015        3,049,631
      647,000   WASHINGTON MUTUAL INCORPORATED                                              4.00        01/15/2009          608,716

                                                                                                                         14,865,789
                                                                                                                      -------------
EATING & DRINKING PLACES: 0.29%
      810,000   MCDONALD'S CORPORATION                                                      5.80        10/15/2017          833,843
      810,000   MCDONALD'S CORPORATION                                                      6.30        10/15/2037          840,049
    2,895,000   YUM! BRANDS INCORPORATED                                                    6.88        11/15/2037        2,828,033
    1,155,000   YUM! BRANDS INCORPORATED                                                    6.25        03/15/2018        1,161,935

                                                                                                                          5,663,860
                                                                                                                      -------------
ELECTRIC UTILITIES: 0.09%
    1,680,000   PROGRESS ENERGY INCORPORATED                                                6.85        04/15/2012        1,806,353
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.40%
    1,920,000   ALLEGHENY ENERGY SUPPLY++                                                   8.25        04/15/2012        2,059,200
    1,695,000   CMS ENERGY CORPORATION                                                      6.55        07/17/2017        1,645,772
    1,985,000   COMMONWEALTH EDISON COMPANY                                                 6.15        09/15/2017        2,055,859
    4,982,000   DPL INCORPORATED                                                            6.88        09/01/2011        5,320,074
    2,875,000   FIRSTENERGY CORPORATION SERIES B                                            6.45        11/15/2011        2,969,010
    2,787,215   KANSAS GAS & ELECTRIC                                                       5.65        03/29/2021        2,790,086
      800,000   MIDAMERICAN ENERGY HOLDINGS COMPANY++                                       6.50        09/15/2037          831,437
    4,285,000   NEVADA POWER COMPANY SERIES A                                               8.25        06/01/2011        4,731,548
    3,120,000   PACIFICORP                                                                  6.25        10/15/2037        3,223,927
    2,792,000   PUBLIC SERVICE COMPANY OF COLORADO                                          7.88        10/01/2012        3,170,894
   12,951,000   TAQA ABU DHABI NATIONAL ENERGY COMPANY++                                    5.62        10/25/2012       13,118,288
    2,805,000   VIRGINIA ELECTRIC & POWER COMPANY                                           5.10        11/30/2012        2,809,255
    1,910,000   VIRGINIA ELECTRIC & POWER COMPANY                                           6.35        11/30/2037        1,925,864

                                                                                                                         46,651,214
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.26%
    2,800,000   GENERAL ELECTRIC COMPANY                                                    5.25        12/06/2017        2,774,223
    2,240,000   PACIFIC GAS & ELECTRIC COMPANY                                              5.63        11/30/2017        2,237,776

                                                                                                                          5,011,999
                                                                                                                      -------------

140 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
HEALTH SERVICES: 0.17%
$   3,395,000   COVENTRY HEALTH CARE INCORPORATED                                           5.95%       03/15/2017    $   3,319,061
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.38%
    7,050,000   ALLIED CAPITAL CORPORATION                                                  6.63        07/15/2011        7,405,299
                                                                                                                      -------------
INSURANCE CARRIERS: 1.25%
    1,475,000   ACE INA HOLDINGS INCORPORATED                                               5.70        02/15/2017        1,451,813
    1,305,000   ACE INA HOLDINGS INCORPORATED                                               6.70        05/15/2036        1,304,930
    3,360,000   AETNA INCORPORATED                                                          6.75        12/15/2037        3,317,180
    3,125,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                   4.70        10/01/2010        3,143,897
    3,600,000   AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                        5.45        05/18/2017        3,557,120
    1,590,000   CIGNA CORPORATION                                                           6.15        11/15/2036        1,494,250
    2,835,000   LIBERTY MUTUAL GROUP++                                                      7.50        08/15/2036        2,912,682
    1,920,000   METLIFE INCORPORATED                                                        6.40        12/15/2036        1,764,849
    1,690,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                6.00        12/01/2017        1,672,507
    1,415,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                5.70        12/14/2036        1,257,958
    2,345,000   WELLPOINT INCORPORATED                                                      5.88        06/15/2017        2,354,274

                                                                                                                         24,231,460
                                                                                                                      -------------
MOTION PICTURES: 0.41%
    4,045,000   NEWS AMERICA INCORPORATION++                                                6.65        11/15/2037        4,118,769
    3,920,000   THE WALT DISNEY COMPANY                                                     4.70        12/01/2012        3,911,282

                                                                                                                          8,030,051
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.41%
    3,140,000   CAPITAL ONE BANK SERIES BKNT                                                4.88        05/15/2008        3,115,618
    3,745,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     6.38        11/15/2049        3,815,739
    1,730,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN<<                          6.15        08/07/2037        1,851,015
    3,475,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                           5.25        10/19/2012        3,561,288
    4,229,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                            3.75        12/15/2009        4,192,005
    5,270,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                    6.00        10/01/2017        5,324,513
    5,600,000   WACHOVIA BANK NA SERIES BKNT                                                6.60        01/15/2038        5,588,352

                                                                                                                         27,448,530
                                                                                                                      -------------
OFFICE EQUIPMENT: 0.12%
    2,335,000   XEROX CORPORATION                                                           5.50        05/15/2012        2,377,681
                                                                                                                      -------------
OIL & GAS EXTRACTION: 0.81%
    3,900,000   DEVON FINANCING CORPORATION                                                 6.88        09/30/2011        4,196,864
    1,110,000   EL PASO NATURAL GAS COMPANY++                                               5.95        04/15/2017        1,112,429
    1,180,000   PEMEX PROJECT FUNDING MASTER TRUST                                          6.63        06/15/2035        1,252,603
    1,380,000   PEMEX PROJECT FUNDING MASTER TRUST++                                        6.63        06/15/2035        1,464,909
    1,230,000   SOUTHERN NATURAL GAS COMPANY++                                              5.90        04/01/2017        1,232,675
    2,935,000   WEATHERFORD INTERNATIONAL INCORPORATED++                                    5.95        06/15/2012        3,063,576
    3,190,000   WEATHERFORD INTERNATIONAL INCORPORATED++                                    6.35        06/15/2017        3,335,981

                                                                                                                         15,659,037
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.19%
    1,155,000   MARATHON OIL CORPORATION                                                    6.00        10/01/2017        1,179,792
    2,328,000   MARATHON OIL CORPORATION                                                    6.60        10/01/2037        2,417,907

                                                                                                                          3,597,699
                                                                                                                      -------------
PHARMACEUTICALS: 0.47%
    8,520,000   Wyeth                                                                       6.95        03/15/2011        9,138,177
                                                                                                                      -------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 141


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES: 0.06%
$   1,025,000   CORNING INCORPORATED                                                        7.25%       08/15/2036    $   1,148,918
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.83%
      920,000   DEVELOPERS DIVERS REALTY                                                    5.38        10/15/2012          936,943
    4,070,000   HEALTH CARE PROPERTIES INVESTORS INCORPORATED                               5.65        12/15/2013        3,982,812
    1,980,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                       5.25        05/24/2010        1,971,973
    3,515,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.75        06/15/2011        3,577,873
    1,750,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.65        06/01/2014        1,779,794
      930,000   PROLOGIS TRUST                                                              5.25        11/15/2010          929,508
    2,890,000   PROLOGIS TRUST                                                              5.50        04/01/2012        2,921,400

                                                                                                                         16,100,303
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.93%
    4,970,000   GOLDMAN SACHS CAPITAL II+/-                                                 5.79        12/29/2049        4,439,805
    1,965,000   GOLDMAN SACHS CAPITAL INCORPORATED<<                                        6.35        02/15/2034        1,744,889
    1,770,000   GOLDMAN SACHS GROUP INCORPORATED                                            6.88        01/15/2011        1,880,057
    2,440,000   GOLDMAN SACHS GROUP INCORPORATED                                            5.13        01/15/2015        2,389,189
    1,165,000   GOLDMAN SACHS GROUP INCORPORATED                                            6.45        05/01/2036        1,108,310
    6,062,000   LAZARD GROUP LLC                                                            7.13        05/15/2015        6,157,877
    4,600,000   LAZARD GROUP LLC                                                            6.85        06/15/2017        4,561,903
    1,190,000   LEHMAN BROTHERS HOLDINGS                                                    4.50        07/26/2010        1,175,946
    1,135,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                            5.75        05/17/2013        1,140,451
    4,050,000   MERRILL LYNCH & COMPANY                                                     6.05        08/15/2012        4,112,917
    1,735,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                      6.40        08/28/2017        1,758,919
    2,754,000   MORGAN STANLEY                                                              5.30        03/01/2013        2,728,559
    1,455,000   MORGAN STANLEY                                                              5.38        10/15/2015        1,398,987
    2,935,000   MORGAN STANLEY SERIES EMTN                                                  5.45        01/09/2017        2,828,891

                                                                                                                         37,426,700
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 1.03%
    8,780,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                      6.50        11/15/2013        9,313,455
    1,090,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                      8.50        01/18/2031        1,394,066
    6,225,000   DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                        6.05        03/13/2009        6,196,745
    1,855,000   DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN<<                         5.75        09/08/2011        1,903,132
    1,120,000   TEXTRON INCORPORATED                                                        5.60        12/01/2017        1,119,973

                                                                                                                         19,927,371
                                                                                                                      -------------

TOTAL CORPORATE BONDS & NOTES (COST $303,130,511)                                                                       304,841,338
                                                                                                                      -------------
FOREIGN CORPORATE BONDS@: 3.35%
    1,390,000   AMERICA MOVIL SA DE CV                                                      6.13        11/15/2037        1,356,985
    1,526,000   AMERICA MOVIL SA DE CV                                                      6.38        03/01/2035        1,539,034
    2,915,000   ASTRAZENECA PLC<<                                                           5.40        09/15/2012        3,009,373
    1,735,000   ASTRAZENECA PLC                                                             5.40        06/01/2014        1,767,465
    1,485,000   CANADIAN NATURAL RESOURCES LIMITED                                          5.70        05/15/2017        1,489,456
    2,045,000   CANADIAN NATURAL RESOURCES LIMITED                                          6.25        03/15/2038        2,012,538
    2,630,000   CONOCOPHILLIPS (CANADA)                                                     5.63        10/15/2016        2,700,855
    4,730,000   DELHAIZE GROUP                                                              6.50        06/15/2017        4,841,756
    1,215,000   ENEL FINANCE INTERNATIONAL SA++                                             6.80        09/15/2037        1,269,487
    1,680,000   FRANCE TELECOM SA                                                           7.75        03/01/2011        1,826,059
    1,090,000   FRANCE TELECOM SA                                                           8.50        03/01/2031        1,444,452
    2,930,000   HSBC HOLDINGS PLC                                                           6.50        09/15/2037        2,757,678
    1,155,000   HUSKY ENERGY INCORPORATED                                                   6.80        09/15/2037        1,214,702
    1,766,000   HUSKY OIL COMPANY                                                           7.55        11/15/2016        1,996,603
    3,825,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                   7.45        11/24/2033        4,313,300

142 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
FOREIGN CORPORATE BONDS (continued)
$   5,645,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                                     6.13%      10/06/2016   $     5,856,688
    2,860,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                      6.33       09/30/2027         2,854,394
      970,000   ROGERS CABLE INCORPORATED                                                   5.50       03/15/2014           961,400
    3,955,000   ROGERS WIRELESS INCORPORATED<<                                              6.38       03/01/2014         4,099,797
    2,585,000   ROYAL BANK OF SCOTLAND GROUP PLC                                            5.00       10/01/2014         2,590,821
    5,205,000   TELEFONICA EMISIONES SAU                                                    5.98       06/20/2011         5,358,173
      930,000   TELEFONICA EMISIONES SAU                                                    6.22       07/03/2017           967,558
    3,485,000   TYCO INTERNATIONAL GROUP SA                                                 6.38       10/15/2011         3,640,602
      450,000   TYCO INTERNATIONAL GROUP SA                                                 6.88       01/15/2029           473,985
    2,455,000   VODAFONE GROUP PLC                                                          5.63       02/27/2017         2,455,987
    2,197,000   WESTFIELD GROUP++                                                           5.40       10/01/2012         2,226,099

TOTAL FOREIGN CORPORATE BONDS (COST $63,985,260)                                                                         65,025,247
                                                                                                                    ---------------
FOREIGN GOVERNMENT BONDS@: 2.40%
    6,700,000   EMIRATE OF ABU DHABI++                                                      5.50       08/02/2012         7,022,759
    3,355,000   ENCANA CORPORATION                                                          6.50       02/01/2038         3,422,764
    6,370,000   EXPORT-IMPORT BANK OF KOREA EIBKOR                                          5.50       10/17/2012         6,474,054
    4,777,000   ITALY GOVERNMENT INTERNATIONAL BOND                                         5.38       06/15/2033         4,936,915
    3,470,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                                     5.88       03/01/2018         3,548,075
    5,245,000   QUEBEC PROVINCE                                                             5.13       11/14/2016         5,480,847
    3,040,000   REPUBLIC OF BRAZIL                                                          6.00       01/17/2017         3,105,360
    1,185,000   ROYAL BANK OF SCOTLAND GROUP PLC SERIES MTN+/-                              7.64       03/31/2049         1,203,121
    5,100,000   SANTANDER PERPETUAL SA UNIPERSONAL+/-<<++                                   6.67       10/29/2049         4,922,648
    2,310,000   TRANSCANADA PIPELINES LIMITED                                               6.20       10/15/2037         2,354,821
    2,390,000   UNITED MEXICAN STATES                                                       5.63       01/15/2017         2,423,460
    1,630,000   UNITED MEXICAN STATES SERIES MTNA                                           5.88       01/15/2014         1,693,570

TOTAL FOREIGN GOVERNMENT BONDS (COST $45,272,267)                                                                        46,588,394
                                                                                                                    ---------------
US TREASURY SECURITIES: 6.95%

US TREASURY BONDS: 3.59%
    1,434,000   US TREASURY BOND<<                                                          8.88       02/15/2019         2,030,679
   26,403,000   US TREASURY BOND<<                                                          6.25       08/15/2023        31,889,860
    5,697,000   US TREASURY BOND<<                                                          6.63       02/15/2027         7,285,039
    2,895,000   US TREASURY BOND<<                                                          6.25       05/15/2030         3,643,630
      776,000   US TREASURY BOND<<                                                          5.38       02/15/2031           882,094
   11,629,000   US TREASURY BOND<<                                                          4.50       02/15/2036        11,790,713
    1,212,000   US TREASURY BOND<<                                                          4.75       02/15/2037         1,279,701
    9,980,000   US TREASURY BOND<<                                                          5.00       05/15/2037        10,959,289

                                                                                                                         69,761,005
                                                                                                                    ---------------
US TREASURY NOTES: 3.36%
      685,000   US TREASURY NOTE<<                                                          4.63       07/31/2009           701,697
      123,000   US TREASURY NOTE<<                                                          4.00       08/31/2009           124,903
    2,327,000   US TREASURY NOTE<<                                                          3.63       10/31/2009         2,351,180
    1,770,000   US TREASURY NOTE<<                                                          4.50       05/15/2010         1,831,674
       20,000   US TREASURY NOTE<<                                                          4.63       10/31/2011            20,975
    3,294,000   US TREASURY NOTE<<                                                          3.88       10/31/2012         3,361,939
    1,285,000   US TREASURY NOTE                                                            3.63       05/15/2013         1,293,232
   16,011,000   US TREASURY NOTE<<                                                          4.50       05/15/2017        16,668,956
   24,252,000   US TREASURY NOTE<<                                                          4.75       08/15/2017        25,735,525
   12,964,000   US TREASURY NOTE                                                            4.25       11/15/2017        13,261,770

                                                                                                                         65,351,851
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $130,742,973)                                                                        135,112,856
                                                                                                                    ---------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 143


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING: 37.97%

COLLATERAL INVESTED IN OTHER ASSETS: 37.97%
$   9,940,151   ALPINE SECURITIZATION CORPORATION++                                         4.70%      12/04/2007   $     9,938,859
       28,036   AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.33       01/18/2008            28,038
    2,293,881   AMSTEL FUNDING CORPORATION                                                  5.20       12/04/2007         2,293,583
    1,529,254   ASPEN FUNDING CORPORATION                                                   4.99       12/27/2007         1,524,345
   10,195,027   ATLAS CAPITAL FUNDING CORPORATION+/-++                                      4.78       04/25/2008        10,192,886
   10,195,027   ATOMIUM FUNDING LLC++                                                       5.10       12/04/2007        10,193,702
   22,938,811   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
                $22,948,063)                                                                4.84       12/03/2007        22,938,811
    2,548,757   BARTON CAPITAL CORPORATION++                                                4.75       12/07/2007         2,547,431
   12,743,784   BASF FINANCE EUROPE NV+/-++                                                 5.17       10/17/2008        12,725,560
   12,743,784   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $12,748,818)                4.74       12/03/2007        12,743,784
   38,231,351   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $38,246,612)                                 4.79       12/03/2007        38,231,351
    7,646,270   BNP PARIBAS+/-                                                              4.85       11/07/2008         7,646,270
   50,975,135   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $50,995,398)                                                          4.77       12/03/2007        50,975,135
   17,841,297   CHARIOT FUNDING LLC++                                                       4.70       12/05/2007        17,836,658
    5,352,389   CHARIOT FUNDING LLC                                                         5.02       12/28/2007         5,334,459
    7,263,957   CHEYNE FINANCE LLC+/-++^^                                                   4.61       02/25/2008         6,537,561
    2,548,757   CIT GROUP INCORPORATED+/-                                                   5.67       12/19/2007         2,544,220
   51,234,022   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $51,254,388)                                                          4.77       12/03/2007        51,234,022
   14,527,913   CLIPPER RECEIVABLES CORPORATION                                             4.75       12/03/2007        14,527,913
    9,175,524   CLIPPER RECEIVABLES CORPORATION++                                           5.13       12/14/2007         9,162,220
   12,743,784   CRC FUNDING LLC++                                                           4.90       12/05/2007        12,740,470
    5,734,703   CREDIT AGRICOLE SA+/-                                                       5.02       02/25/2008         5,734,479
   63,718,919   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $63,744,353)                                 4.79       12/03/2007        63,718,919
    6,371,892   CULLINAN FINANCE CORPORATION+/-++                                           4.76       08/04/2008         6,329,901
    5,097,513   FAIRWAY FINANCE CORPORATION++                                               4.73       12/06/2007         5,095,525
    8,665,773   FAIRWAY FINANCE CORPORATION++                                               5.03       12/10/2007         8,657,887
    6,626,768   FALCON ASSET SECURITIZATION CORPORATION                                     5.02       12/24/2007         6,608,345
   10,195,027   GALLEON CAPITAL LLC++                                                       4.90       12/04/2007        10,193,702
    8,920,649   GALLEON CAPITAL LLC                                                         4.82       12/07/2007         8,916,010
    4,078,011   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                               4.74       06/16/2008         4,078,011
    8,920,649   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               4.73       08/16/2008         8,920,649
    9,175,524   KESTREL FUNDING US LLC+/-++                                                 4.76       02/25/2008         9,168,734
   19,115,676   KITTY HAWK FUNDING CORPORATION                                              4.74       12/06/2007        19,108,220
   19,115,676   LIQUID FUNDING LIMITED+/-++                                                 5.70       06/11/2008        19,118,161
      254,876   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                   4.84       02/15/2008           254,611
   50,975,135   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $50,995,313)                                 4.75       12/03/2007        50,975,135
      191,157   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                         5.45       01/02/2008           191,094
    6,371,892   METLIFE GLOBAL FUNDING I+/-++                                               4.71       10/21/2008         6,358,320
    3,823,135   MORGAN STANLEY+/-                                                           4.76       04/07/2008         3,823,135
   19,086,016   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $19,093,603)                                                          4.77       12/03/2007        19,086,016
   20,390,054   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $20,398,159)                                                          4.77       12/03/2007        20,390,054
    3,918,714   MORGAN STANLEY SERIES EXL+/-                                                4.78       10/15/2008         3,918,713
   16,866,910   NATEXIS BANQUES POPULAIRES+/-                                               4.84       01/25/2008        16,856,790
    6,371,892   NATEXIS BANQUES POPULAIRES+/-++                                             4.90       09/08/2008         6,371,892
    1,784,130   OLD LINE FUNDING CORPORATION++                                              5.06       12/17/2007         1,780,847
    4,536,787   PREMIUM ASSET TRUST+/-++                                                    5.29       07/15/2008         4,535,880
   11,967,687   RACERS TRUST SERIES 2004-6-MM+/-++                                          4.93       03/22/2008        11,967,687
    9,940,151   RANGER FUNDING CORPORATION++                                                4.86       12/17/2007         9,921,861

144 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,784,130   SCALDIS CAPITAL LIMITED                                                     5.06%      12/14/2007   $     1,781,543
    5,097,513   SLM CORPORATION+/-++                                                        4.66       05/12/2008         5,059,180
    7,646,270   SOLITAIRE FUNDING LLC                                                       4.99       12/26/2007         7,622,720
   11,214,530   SOLITAIRE FUNDING LLC                                                       4.99       12/31/2007        11,172,475
   10,195,027   STANFIELD VICTORIA FUNDING LLC+/-++                                         5.23       04/03/2008        10,073,400
    5,953,641   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        4.90       12/07/2007         5,950,545
    4,898,456   THE TRAVELERS INSURANCE COMPANY+/-                                          4.74       02/08/2008         4,898,358
   25,487,567   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                   4.89       08/01/2008        25,487,567
    6,371,892   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          4.69       10/08/2008         6,364,437
    1,376,329   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                           5.62       12/03/2007         1,376,835
      433,289   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                           5.70       12/13/2007           433,293
    6,881,643   VERSAILLES CDS LLC                                                          4.97       12/05/2007         6,879,854
    3,823,135   VERSAILLES CDS LLC                                                          5.11       12/11/2007         3,819,120
    6,371,892   VICTORIA FINANCE LLC+/-++^^                                                 4.69       05/02/2008         6,371,892
    6,371,892   VICTORIA FINANCE LLC+/-++^^                                                 4.78       08/07/2008         6,371,892

                                                                                                                        737,640,967
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $738,367,364)                                                             737,640,967
                                                                                                                    ---------------

       SHARES
SHORT-TERM INVESTMENTS: 4.76%
   92,568,090   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             92,568,090
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $92,568,090)                                                                          92,568,090
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,928,760,832)*                                                   152.06%                                    $ 2,954,086,508

OTHER ASSETS AND LIABILITIES, NET                                        (52.06)                                     (1,011,354,526)
                                                                         ------                                     ---------------

TOTAL NET ASSETS                                                         100.00%                                    $ 1,942,731,982
                                                                         ------                                     ---------------

SCHEDULE OF SECURITIES SOLD SHORT: (2.53%)

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (2.53%)
$ (49,074,000)  FNMA TBA%%                                                                  5.50%      01/01/2023   $   (49,150,653)
                                                                                                                    ---------------

TOTAL SHORT SALES (PREMIUM RECEIVED $(48,702,577))                                                                      (49,150,653)
                                                                                                                    ---------------

--------------------------------------------------------------------------------
+/-   Variable rate investments.

 <<   All or a portion of this security is on loan. (See Note 2)

 %%   Securities issued on a when-issued (TBA) basis. (See Note 2)

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  @   Foreign bond principal is denominated in US dollars.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

+++   Security of an affiliate of the Fund with a cost of $92,568,090.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

146  Wells Fargo Advantage Master Portfolios

             Statements of Assets and Liabilities--November 30, 2007 (Unaudited)


                                                                   Inflation-        Managed                           Total
                                                                   Protected         Fixed            Stable          Return
                                                                     Bond            Income           Income           Bond
                                                                   Portfolio        Portfolio        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .........................   $ 180,521,123   $   921,320,936   $ 580,798,915   $ 2,123,877,451
      Collateral for securities loaned (Note 2) ..............      87,450,631       203,543,958     159,078,894       737,640,967
      Investments in affiliates ..............................       1,198,668        11,730,159      25,189,939        92,568,090
                                                                 ------------------------------------------------------------------
   Total investments at market value (see cost below) ........     269,170,422     1,136,595,053     765,067,748     2,954,086,508
                                                                 ------------------------------------------------------------------
   Cash ......................................................               0         1,312,000          25,200           100,000
   Variation margin receivable on futures contracts ..........               0                 0           1,688                 0
   Receivable for investments sold ...........................               0           275,230         113,862       239,220,135
   Receivables for dividends and interest ....................       1,326,611         9,416,871       3,402,535        58,019,264
   Receivable for interest rate swaps/spread locks ...........               0             5,746               0                 0
                                                                 ------------------------------------------------------------------
Total assets .................................................     270,497,033     1,147,604,900     768,611,033     3,251,425,907
                                                                 ------------------------------------------------------------------
LIABILITIES
   Securities sold short, at fair value ......................               0                 0               0        49,150,653
   Payable for daily variation margin on futures contracts ...               0           120,448               0                 0
   Payable for investments purchased .........................               0                 0               0       520,479,669
   Payable to investment advisor and affiliates (Note 3) .....          72,909           236,074         173,212           658,067
   Payable for securities loaned (Note 2) ....................      87,538,794       203,747,175     159,239,269       738,367,363
   Accrued expenses and other liabilities ....................          61,930            19,038          24,559            38,173
                                                                 ------------------------------------------------------------------
TOTAL LIABILITIES ............................................      87,673,633       204,122,735     159,437,040     1,308,693,925
                                                                 ------------------------------------------------------------------
TOTAL NET ASSETS .............................................   $ 182,823,400   $   943,482,165   $ 609,173,993   $ 1,942,731,982
                                                                 ==================================================================

Investments at cost ..........................................   $ 262,539,138   $ 1,130,566,169   $ 767,159,814   $ 2,928,760,832
                                                                 ------------------------------------------------------------------
Securities on loan, at market value (Note 2) .................   $  85,797,774   $   199,632,405   $ 156,212,241   $   725,294,474
                                                                 ------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 147


                                                                   Inflation-        Managed                           Total
                                                                   Protected         Fixed            Stable          Return
                                                                     Bond            Income           Income           Bond
                                                                   Portfolio        Portfolio        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ..................................................   $   4,918,395   $    26,842,016   $  14,934,661   $    52,575,242
   Income from affiliated securities .........................          30,330           284,192         645,395           717,076
   Securities lending income, net ............................         108,222           185,876         100,297           612,264
                                                                 ------------------------------------------------------------------
Total investment income ......................................       5,056,947        27,312,084      15,680,353        53,904,582
                                                                 ------------------------------------------------------------------
EXPENSES
   Advisory fees .............................................         412,642         2,079,948       1,342,863         3,793,625
   Custody fees ..............................................          18,340            97,679          60,825           195,116
   Professional fees .........................................           7,294            13,269          14,318            21,309
   Shareholder reports .......................................           1,250               516           1,294             5,162
   Trustees' fees ............................................           4,478             4,478           4,478             4,478
   Other fees and expenses ...................................           1,828             8,099           2,511            20,568
                                                                 ------------------------------------------------------------------
Total expenses ...............................................         445,832         2,203,989       1,426,289         4,040,258
                                                                 ------------------------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..............        (126,861)         (708,510)       (419,122)         (222,436)
   Net expenses ..............................................         318,971         1,495,479       1,007,167         3,817,822
                                                                 ------------------------------------------------------------------
Net investment income (loss) .................................       4,737,976        25,816,605      14,673,186        50,086,760
                                                                 ------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
      translation ............................................        (947,711)          902,134         (55,430)        2,083,351
   Futures transactions ......................................         187,178         8,393,515         115,825                 0
   Options, swap agreements and short sale transactions ......               0            (3,056)         45,691             (769)
                                                                 ------------------------------------------------------------------
Net realized gain and loss from investments ..................        (760,533)        9,292,593         106,086         2,082,582
                                                                 ------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
      translation ............................................      12,781,736        12,931,013         469,838        41,951,417
   Futures transactions ......................................               0           115,300          92,659                 0
   Options, swap agreements and short sale transactions ......               0             5,746         (50,211)         (448,077)
                                                                 ------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments ..................................................      12,781,736        13,052,059         512,286        41,503,340
                                                                 ------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments .......      12,021,203        22,344,652         618,372        43,585,922
                                                                 ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ................................................   $  16,759,179   $    48,161,257   $  15,291,558       $93,672,682
                                                                 ==================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

148 Wells Fargo Advantage Master Portfolios  Statements of Changes in Net Assets


                                                                                   INFLATION-PROTECTED BOND PORTFOLIO
                                                                                  ------------------------------------
                                                                                       For the
                                                                                   Six Months Ended       For the
                                                                                  November 30, 2007      Year Ended
                                                                                     (Unaudited)        May 31, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $     195,213,636   $    247,722,500

OPERATIONS
   Net investment income (loss) ...............................................           4,737,976         10,124,460
   Net realized gain (loss) on investments ....................................            (760,533)        (2,775,457)
   Net change in unrealized appreciation (depreciation) of investments ........          12,781,736          3,080,545
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ...............          16,759,179         10,429,548
                                                                                  ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................          28,274,420         50,905,567
   Withdrawals ................................................................         (57,423,835)      (113,843,979)
Net increase (decrease) from transactions in investors' beneficial interests ..         (29,149,415)       (62,938,412)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         (12,390,236)       (52,508,864)
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $     182,823,400   $    195,213,636
                                                                                  ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets  Wells Fargo Advantage Master Portfolios 149


                                                                                     MANAGED FIXED INCOME PORTFOLIO
                                                                                  ------------------------------------
                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                  November 30, 2007      Year Ended
                                                                                     (Unaudited)        May 31, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $     997,987,402   $    947,991,051

OPERATIONS
   Net investment income (loss) ...............................................          25,816,605         51,242,237
   Net realized gain (loss) on investments ....................................           9,292,593            338,921
   Net change in unrealized appreciation (depreciation) of investments ........          13,052,059         12,469,535
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ...............          48,161,257         64,050,693
                                                                                  ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................         115,754,575        212,036,893
   Withdrawals ................................................................        (218,421,069)      (226,091,235)
Net increase (decrease) from transactions in investors' beneficial interests ..        (102,666,494)       (14,054,342)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         (54,505,237)        49,996,351
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $     943,482,165   $    997,987,402
                                                                                  ====================================

                                                                                         STABLE INCOME PORTFOLIO
                                                                                  ------------------------------------
                                                                                       For the
                                                                                   Six Months Ended       For the
                                                                                  November 30, 2007     Year Ended
                                                                                      (Unaudited)       May 31, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $     600,278,127   $    651,397,629

OPERATIONS
   Net investment income (loss) ...............................................          14,673,186         29,657,454
   Net realized gain (loss) on investments ....................................             106,086           (634,866)
   Net change in unrealized appreciation (depreciation) of investments ........             512,286          4,138,067
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ...............          15,291,558         33,160,655
                                                                                  ------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................          54,659,081        113,033,160
   Withdrawals ................................................................         (61,054,773)      (197,313,317)
Net increase (decrease) from transactions in investors' beneficial interests ..          (6,395,692)       (84,280,157)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................           8,895,866        (51,119,502)
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $     609,173,993   $    600,278,127
                                                                                  ====================================

                                                                                       TOTAL RETURN BOND PORTFOLIO
                                                                                  ------------------------------------
                                                                                       For the
                                                                                   Six Months Ended       For the
                                                                                  November 30, 2007      Year Ended
                                                                                     (Unaudited)        May 31, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $   1,878,845,069   $  1,579,307,483

OPERATIONS
   Net investment income (loss) ...............................................          50,086,760         84,437,960
   Net realized gain (loss) on investments ....................................           2,082,582          5,227,271
   Net change in unrealized appreciation (depreciation) of investments ........          41,503,340         16,161,456
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ...............          93,672,682        105,826,687
                                                                                  ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................         243,716,339        385,167,787
   Withdrawals ................................................................        (273,502,108)      (191,456,888)
Net increase (decrease) from transactions in investors' beneficial interests ..         (29,785,769)       193,710,899
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................          63,886,913        299,537,586
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $   1,942,731,982   $  1,878,845,069
                                                                                  ====================================

150 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                        Ratio to Average Net Assets (Annualized) 1
                                                     -----------------------------------------------
                                                                                                                  Portfolio
                                                     Net Investment    Gross     Expenses      Net       Total    Turnover
                                                      Income (Loss)   Expenses    Waived    Expenses   Return 2     Rate
---------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ....        5.16%         0.49%     (0.14)%     0.35%       9.77%      19%
June 1, 2006 to May 31, 2007 .....................        4.39%         0.49%     (0.15)%     0.34%       4.31%      37%
July 25, 2005 3  to May 31, 2006 .................        4.29%         0.52%      0.00%      0.52%      (1.77)%     47%

MANAGED FIXED INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ....        5.27%         0.45%     (0.14)%     0.31%       5.16%      14%
June 1, 2006 to May 31, 2007 .....................        5.23%         0.45%     (0.18)%     0.27%       6.72%      30%
June 1, 2005 to May 31, 2006 .....................        5.02%         0.45%     (0.27)%     0.19%       0.12%      25%
June 1, 2004 to May 31, 2005 .....................        4.70%         0.49%     (0.14)%     0.35%       7.02%      53%
June 1, 2003 to May 31, 2004 .....................        5.10%         0.53%     (0.28)%     0.25%       1.45%      50%
June 1, 2002 to May 31, 2003 .....................        5.49%         0.54%     (0.19)%     0.35%      11.36%      44%

STABLE INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ....        4.81%         0.47%     (0.14)%     0.33%       2.62%      17%
June 1, 2006 to May 31, 2007 .....................        4.67%         0.47%     (0.10)%     0.37%       5.30%      21%
June 1, 2005 to May 31, 2006 .....................        4.29%         0.47%     (0.03)%     0.44%       2.91%      23%
June 1, 2004 to May 31, 2005 .....................        2.06%         0.48%     (0.12)%     0.36%       2.47%      43%
June 1, 2003 to May 31, 2004 .....................        2.00%         0.52%     (0.13)%     0.39%       0.88%      92%
June 1, 2002 to May 31, 2003 .....................        2.63%         0.54%      0.00%      0.54%       3.32%      45%

TOTAL RETURN BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ....        5.12%         0.41%     (0.02)%     0.39%       4.89%     263% 6
June 1, 2006 to May 31, 2007 .....................        5.02%         0.42%     (0.03)%     0.39%       6.76%      65% 5
July 25, 2005 3  to May 31, 2006 .................        4.44%         0.43%      0.00%      0.43%      (0.16)%    704% 4

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Portfolio turnover ratio excluding TBAs is 431%.

5     Portfolio turnover ratio excluding TBAs is 335%.

6     Portfolio turnover ratio excluding TBAs is 158%.

      The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 151


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of November 30, 2007, the Trust has 23 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

152 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

As of November 30, 2007, the following Funds held futures contracts:

------------------------------------------------------------------------------------------------------------
                                                                                              Net Unrealized
                                                                  Expiration     Notional     Appreciation
PORTFOLIO                        Contracts          Type             Date         Amount      (Depreciation)
------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO    850 Long    U.S. 5 Year Notes   March 2008   $ 93,933,341     $(340,372)
                                  300 Long   U.S. 10 Year Notes   March 2008     33,972,813       (11,876)
                                   65 Long       U.S. Long Bond   March 2008      7,586,849        30,339
                                   40 Long       U.S. Long Bond   March 2008      4,692,500        (5,000)
                                  173 Long       U.S. Long Bond   March 2008     20,356,229       (82,791)
------------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO            36 Long    U.S. 2 Year Notes   March 2008      7,587,000       (23,063)
------------------------------------------------------------------------------------------------------------

TBA SALE COMMITMENTS

A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period ended November 30, 2007, are listed after the Fund's Portfolio of Investments.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 153


These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

At November 30, 2007, the following Portfolio had an open swap contract:

------------------------------------------------------------------------------------------------------------------------------------
                                                            Notional    Interest Rate/   Interest Rate/   Maturity    Net Unrealized
Fund                             Swap Counter Party        Principal    Index Received     Index Paid       Date        Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO   Lehman Brothers Finance   $1,100,000        7.0%             0.40%       06/15/2011      $5,746
------------------------------------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30%, effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2007, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

154 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Subadvisory
                                                            Advisory Fees                                                Fees (% of
                                        Average Daily       (% of Average                            Average Daily     Average Daily
PORTFOLIO                                Net Assets        Daily Net Assets)      Subadviser          Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO   First $500 million        0.450              Wells Capital   First $100 million       0.200
                                      Next $500 million        0.400                 Management    Next $200 million       0.175
                                        Next $2 billion        0.350               Incorporated    Next $200 million       0.150
                                        Next $2 billion        0.325                               Over $500 million       0.100
                                        Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO       First $500 million        0.450           Galliard Capital   First $500 million       0.100
                                      Next $500 million        0.400                 Management      Next $1 billion       0.050
                                        Next $2 billion        0.350               Incorporated    Over $1.5 billion       0.030
                                        Next $2 billion        0.325
                                        Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO              First $500 million        0.450           Galliard Capital   First $500 million       0.100
                                      Next $500 million        0.400                 Management      Next $1 billion       0.050
                                        Next $2 billion        0.350               Incorporated    Over $1.5 billion       0.030
                                        Next $2 billion        0.325
                                        Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO          First $500 million        0.450              Wells Capital   First $100 million       0.200
                                      Next $500 million        0.400                 Management    Next $200 million       0.175
                                        Next $2 billion        0.350               Incorporated    Next $200 million       0.150
                                        Next $2 billion        0.325                               Over $500 million       0.100
                                        Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
PORTFOLIO                                                      Daily Net Assets
--------------------------------------------------------------------------------
All Portfolios                                                       0.02
--------------------------------------------------------------------------------

OTHER FEES AND EXPENSES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 155


WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the period ended November 30, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended November 30, 2007, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                  Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO          $    32,159,877     $    58,736,993
--------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                  136,065,039         176,126,404
--------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                          99,073,675         102,442,603
--------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                   5,490,492,999       5,320,000,211
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes."This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of November 30, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

156 Wells Fargo Advantage Income Funds                         Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987         Education Consultant to the Director of the Institute     None
65                                                   for Executive Education of the Babcock Graduate
                                                     School of Management of Wake Forest University. Prior
                                                     thereto, the Thomas Goho Chair of Finance of Wake
                                                     Forest University, Calloway School of Business and
                                                     Accountancy, from 2006-2007 and Associate Professor
                                                     of Finance from 1999-2005.
----------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water      None
65                       (Chairman since 2005)       Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since 2001)   Company.
----------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach 4       Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach     None
74                                                   Associates (a financial consulting firm).
----------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006         Professor of Insurance and Risk Management, Wharton       None
54                                                    School, University of Pennsylvania. Director of the
                                                     Boettner Center on Pensions and Retirement Research.
                                                     Research Associate and Board Member, Penn Aging
                                                     Research Center. Research Associate, National Bureau
                                                     of Economic Research.
----------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996         Senior Counselor to the public relations firm of          None
55                                                   Himle-Horner and Senior Fellow at the Humphrey
                                                     Institute, Minneapolis, Minnesota (a public policy
                                                     organization).
----------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996         Principal of the law firm of Willeke & Daniels.           None
67
----------------------------------------------------------------------------------------------------------------------------------

Other Information                         Wells Fargo Advantage Income Funds 157


INTERESTED TRUSTEE 3
----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
----------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,    None
63                                                    Chairman of Whitepoint Capital, LLC until 2004.

OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
----------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and    None
48                                                   President of Wells Fargo Funds Management, LLC since
                                                     2003. Senior Vice President and Chief Administrative
                                                     Officer of Wells Fargo Funds Management, LLC from 2001
                                                     to 2003.
----------------------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo        None
47                       Chief Legal Counsel         Funds Management, LLC since 2001. Vice President and
                         since 2003                  Managing Senior Counsel of Wells Fargo Bank, N.A.
                                                     since 1996.
----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007       Vice President and Manager of Fund Accounting,            None
48                                                   Reporting and Tax for Wells Fargo Funds Management,
                                                     LLC since 2007. Director of Fund Administration and
                                                     SEC Reporting for TIAA-CREF from 2005 to 2007. Chief
                                                     Operating Officer for UMB Fund Services, Inc. from
                                                     2004 to 2005. Controller for Sungard Transaction
                                                     Networks from 2002 to 2004.
----------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early          Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds             None
43                       since 2007                  Management, LLC since 2007. Chief Compliance Officer
                                                     of Parnassus Investments from 2005 to 2007. Chief
                                                     Financial Officer of Parnassus Investments from 2004
                                                     to 2007 and Senior Audit Manager of
                                                     PricewaterhouseCoopers LLP from 1998 to 2004.
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of November 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4     Retired as Trustee effective December 31, 2007.

List of Abbreviations                      Wells Fargo Advantage Income Funds 95


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
   CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     Wells Fargo Master Trust


                                     By:   /s/ Karla M. Rabusch



                                           Karla M. Rabusch
                                           President

                                     Date: January 22, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                     By:   /s/ Karla M. Rabusch


                                           Karla M. Rabusch
                                           President

                                     Date: January 22, 2008


                                     By:   /s/ Stephen W. Leonhardt

                                           Stephen W. Leonhardt
                                           Treasurer


                                     Date: January 22, 2008

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and


         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 22, 2008

/s/ Karla M. Rabusch

------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and


         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 22, 2008


/s/ Stephen W. Leonhardt

------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended November 30, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: January 22, 2008


                                     /s/ Karla M. Rabusch


                                     Karla M. Rabusch
                                     President
                                     Wells Fargo Master Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended November 30, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: January 22, 2008


                                     /s/ Stephen W. Leonhardt


                                     Stephen W. Leonhardt
                                     Treasurer
                                     Wells Fargo Master Trust